UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Money Market Portfolio

Prime Money Market Portfolio

Prime Reserves Portfolio

Tax-Exempt Portfolio

Annual Report

March 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/17	% of fund's investments 9/30/16	% of fund's investments 3/31/16
1 - 7	14.4	16.8	20.6
8 - 30	30.2	16.1	20.3
31 - 60	24.6	23.8	16.0
61 - 90	19.0	30.6	20.8
91 - 180	10.2	11.7	21.0
> 180	1.6	1.0	1.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
U.S. Treasury Debt	100.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of September 30, 2016
U.S. Treasury Debt	99.9%
Net Other Assets (Liabilities)	0.1%

Current And Historical 7-Day Yields

	3/31/17	12/31/16	9/30/16	6/30/16	3/31/16
Class I	0.47%	0.31%	0.17%	0.16%	0.17%
Class II	0.32%	0.16%	0.02%	0.01%	0.02%
Class III	0.22%	0.06%	0.01%	0.01%	0.01%
Class IV	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.42%	0.26%	0.12%	0.11%	0.12%
Institutional Class	0.51%	0.35%	0.21%	0.20%	0.21%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2017, the most recent period shown in the table, would have been 0.44% for Class I, 0.30% for Class II, 0.20% for Class III, -0.03% for Class IV, 0.38% for Select Class and 0.47% for Institutional Class.

Treasury Only Portfolio

Investments March 31, 2017

Showing Percentage of Net Assets

U.S. Treasury Debt - 100.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Notes
4/15/17	0.87%	$294,019	$294,551
U.S. Treasury Obligations - 98.0%
U.S. Treasury Bills
4/13/17 to 9/28/17	0.47 to 0.91	10,559,828	10,549,401
U.S. Treasury Notes
4/15/17 to 1/31/19	0.53 to 1.05 (b)	2,905,421	2,906,809
			13,456,210
TOTAL U.S. TREASURY DEBT
(Cost $13,750,761)			13,750,761
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $13,750,761)			13,750,761
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(12,915)
NET ASSETS - 100%			$13,737,846

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,750,761)		$13,750,761
Receivable for fund shares sold		3,657
Interest receivable		7,766
Prepaid expenses		12
Receivable from investment adviser for expense reductions		348
Total assets		13,762,544
Liabilities
Payable to custodian bank	$251
Payable for fund shares redeemed	19,824
Distributions payable	2,006
Accrued management fee	1,629
Distribution and service plan fees payable	240
Other affiliated payables	658
Other payables and accrued expenses	90
Total liabilities		24,698
Net Assets		$13,737,846
Net Assets consist of:
Paid in capital		$13,737,663
Undistributed net investment income		186
Accumulated undistributed net realized gain (loss) on investments		(3)
Net Assets		$13,737,846
Class I:
Net Asset Value, offering price and redemption price per share ($7,637,543 ÷ 7,636,247 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($158,896 ÷ 158,906 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($921,354 ÷ 921,082 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($32,241 ÷ 32,236 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($93,530 ÷ 93,528 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($4,894,282 ÷ 4,894,059 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2017
Investment Income
Interest		$56,675
Expenses
Management fee	$19,052
Transfer agent fees	7,089
Distribution and service plan fees	3,047
Accounting fees and expenses	967
Custodian fees and expenses	146
Independent trustees' fees and expenses	58
Registration fees	319
Audit	45
Legal	31
Miscellaneous	67
Total expenses before reductions	30,821
Expense reductions	(5,506)	25,315
Net investment income (loss)		31,360
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		93
Total net realized gain (loss)		93
Net increase in net assets resulting from operations		$31,453

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,360	$5,396
Net realized gain (loss)	93	75
Net increase in net assets resulting from operations	31,453	5,471
Distributions to shareholders from net investment income	(31,217)	(4,615)
Share transactions - net increase (decrease)	114,871	2,840,666
Total increase (decrease) in net assets	115,107	2,841,522
Net Assets
Beginning of period	13,622,739	10,781,217
End of period	$13,737,846	$13,622,739
Other Information
Undistributed net investment income end of period	$186	$48

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.002	–A	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A
Total distributions	(.002)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.23%	.04%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.11%	.05%	.06%	.10%
Expenses net of all reductions	.18%	.11%	.05%	.06%	.10%
Net investment income (loss)	.24%	.05%	- %D	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$7,638	$10,035	$9,402	$9,795	$9,431

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class II

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.09%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.13%	.05%	.06%	.10%
Expenses net of all reductions	.33%	.13%	.05%	.06%	.10%
Net investment income (loss)	.09%	.03%	- %D	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$159	$307	$310	$359	$354

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class III

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.04%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.38%	.15%	.05%	.06%	.10%
Expenses net of all reductions	.38%	.15%	.05%	.06%	.10%
Net investment income (loss)	.04%	.01%	- %D	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$921	$831	$635	$487	$408

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class IV

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.72%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.37%	.14%	.04%	.06%	.10%
Expenses net of all reductions	.37%	.14%	.04%	.06%	.10%
Net investment income (loss)	.05%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$32	$338	$114	$18	$22

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Select Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.002	–A	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A
Total distributions	(.002)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.18%	.03%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.27%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.12%	.05%	.06%	.10%
Expenses net of all reductions	.23%	.12%	.05%	.06%	.10%
Net investment income (loss)	.19%	.04%	- %D	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$94	$180	$194	$215	$210

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Institutional Class

Years ended March 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.001	–B
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.003	.001	–B
Distributions from net investment income	(.003)	(.001)	–B
Total distributions	(.003)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.27%	.05%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.18%	.19%F
Expenses net of fee waivers, if any	.14%	.12%	.04%F
Expenses net of all reductions	.14%	.12%	.04%F
Net investment income (loss)	.28%	.04%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$4,894	$1,932	$126

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/17	% of fund's investments 9/30/16	% of fund's investments 3/31/16
1 - 7	52.3	50.5	42.1
8 - 30	16.1	7.5	13.1
31 - 60	7.4	12.6	10.2
61 - 90	7.5	12.7	11.5
91 - 180	12.9	12.9	20.7
> 180	3.8	3.8	2.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
U.S. Treasury Debt	60.5%
Repurchase Agreements	39.0%
Net Other Assets (Liabilities)	0.5%

As of September 30, 2016
U.S. Treasury Debt	61.6%
Repurchase Agreements	38.7%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	3/31/17	12/31/16	9/30/16	6/30/16	3/31/16
Class I	0.55%	0.35%	0.20%	0.20%	0.19%
Class II	0.40%	0.20%	0.05%	0.05%	0.04%
Class III	0.30%	0.10%	0.01%	0.01%	0.01%
Class IV	0.05%	0.01%	0.01%	0.01%	0.01%
Select Class	0.50%	0.30%	0.15%	0.15%	0.14%
Institutional Class	0.59%	0.39%	0.24%	0.24%	0.23%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2017, the most recent period shown in the table, would have been 0.52% for Class I, 0.38% for Class II, 0.28% for Class III, 0.03% for Class IV, 0.47% for Select Class and 0.55% for Institutional Class.

Treasury Portfolio

Investments March 31, 2017

Showing Percentage of Net Assets

U.S. Treasury Debt - 60.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 4.8%
U.S. Treasury Notes
4/15/17	0.85 to 0.87%	$908,786	$910,376
U.S. Treasury Obligations - 55.7%
U.S. Treasury Bills
4/20/17 to 9/28/17	0.47 to 0.92	4,703,481	4,694,907
U.S. Treasury Bonds
5/15/17	0.62	100,000	100,985
U.S. Treasury Notes
4/15/17 to 1/31/19	0.50 to 1.05 (b)	5,756,710	5,760,565
			10,556,457
TOTAL U.S. TREASURY DEBT
(Cost $11,466,833)			11,466,833

U.S. Treasury Repurchase Agreement - 39.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.79% dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations) #	$1,180,342	$1,180,264
With:
Barclays Capital, Inc. at 0.8%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $10,200,756, 0.00% - 1.88%, 4/27/17 - 1/31/22)	10,001	10,000
BMO Harris Bank NA at:
0.54%, dated 2/9/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $27,130,139, 2.00% - 3.75%, 11/15/21 - 11/15/43)	26,023	26,000
(Collateralized by U.S. Treasury Obligations valued at $53,382,728, 0.88%, 6/15/17)	52,047	52,000
0.55%, dated:
2/1/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $41,999,435, 1.13% - 2.00%, 8/31/21 - 11/15/21)	41,043	41,000
2/3/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $18,698,933, 1.63%, 5/31/23)	18,023	18,000
(Collateralized by U.S. Treasury Obligations valued at $18,520,343, 1.50% - 2.00%, 11/15/21 - 8/15/26)	18,023	18,000
0.56%, dated 1/31/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,852,186, 0.88%, 6/15/17)	26,032	26,000
0.57%, dated 2/28/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,777,976, 1.75% - 2.00%, 11/15/21 - 11/30/21)	26,024	26,000
0.76%, dated:
3/22/17 due 4/5/17 (Collateralized by U.S. Treasury Obligations valued at $69,170,231, 1.63%, 7/31/19)	67,020	67,000
3/23/17 due 4/5/17 (Collateralized by U.S. Treasury Obligations valued at $33,628,324, 2.13%, 9/30/21)	33,009	33,000
0.77%, dated 3/15/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,986,852, 2.50%, 6/30/17)	26,020	26,000
BNP Paribas, S.A. at:
0.55%, dated 2/2/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $38,795,994, 0.00% - 8.00%, 5/25/17 - 2/15/43)	38,035	38,000
0.56%, dated 1/31/17 due 4/6/17 (Collateralized by U.S. Treasury Obligations valued at $51,468,507, 1.63% - 3.13%, 4/30/19 - 11/15/44)	50,051	50,000
0.57%, dated:
1/20/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $78,366,408, 0.00% - 3.50%, 5/25/17 - 5/15/45)	76,108	76,000
2/8/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $78,947,855, 0.00% - 8.75%, 5/25/17 - 2/15/46)	77,110	77,000
0.6%, dated 1/20/17 due 4/20/17 (Collateralized by U.S. Treasury Obligations valued at $103,514,094, 0.00% - 7.50%, 5/25/17 - 5/15/46)	101,152	101,000
0.63%, dated:
2/24/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $105,130,635, 0.00% - 3.75%, 5/25/17 - 11/15/43)	103,189	103,000
2/27/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $158,738,114, 2.25% - 8.00%, 11/15/21 - 2/15/43)	155,285	155,000
0.78%, dated 3/16/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $53,070,477, 1.63% - 3.50%, 8/15/24 - 5/15/46)	52,036	52,000
0.79%, dated:
3/16/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $53,576,945, 1.00% - 3.63%, 9/15/17 - 2/15/44)	52,068	52,000
3/28/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $57,171,682, 0.00% - 8.75%, 5/25/17 - 5/15/46)	56,073	56,000
Deutsche Bank Securities, Inc. at 0.81%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $10,200,690, 3.63% - 9.13%, 5/15/18 - 2/15/44)	10,001	10,000
Federal Reserve Bank of New York at 0.75%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $3,870,241,974, 1.63% - 3.75%, 2/15/22 - 8/15/41)	3,870,242	3,870,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.8%, dated 3/20/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $38,804,682, 1.25% - 3.00%, 3/31/19 - 5/15/46)	38,074	38,000
MUFG Securities EMEA PLC at:
0.58%, dated 2/6/17 due 4/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,149,384, 1.63%, 5/15/26)	5,005	5,000
0.6%, dated 2/13/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,150,107, 1.50%, 5/31/19)	5,008	5,000
0.63%, dated 3/1/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $16,464,985, 2.13%, 5/15/25)	16,017	16,000
0.77%, dated 3/9/17 due 4/10/17 (Collateralized by U.S. Treasury Obligations valued at $41,889,539, 2.63%, 8/15/20)	41,028	41,000
0.78%, dated 3/10/17 due 4/10/17 (Collateralized by U.S. Treasury Obligations valued at $36,718,931, 1.63% - 2.38%, 8/15/24 - 5/15/26)	36,024	36,000
0.8%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $11,256,250, 2.63%, 8/15/20)	10,969	10,968
0.81%, dated:
3/14/17 due 4/18/17 (Collateralized by U.S. Treasury Obligations valued at $36,861,437, 1.63% - 2.00%, 11/30/22 - 5/15/26)	36,028	36,000
3/15/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $54,302,076, 2.13%, 5/15/25)	53,027	53,000
(Collateralized by U.S. Treasury Obligations valued at $21,515,449, 2.13%, 5/15/25)	21,011	21,000
3/17/17 due 4/10/17 (Collateralized by U.S. Treasury Obligations valued at $21,594,740, 1.63%, 5/15/26)	21,011	21,000
0.82%, dated:
3/17/17 due 4/18/17 (Collateralized by U.S. Treasury Obligations valued at $13,389,359, 2.00%, 11/15/26)	13,009	13,000
3/20/17 due 4/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,462,027, 2.13%, 5/15/25)	16,006	16,000
Prudential Insurance Co. of America at 0.86%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $137,212,989, 1.00% - 2.88%, 9/30/19 - 8/15/45)	133,157	133,147
RBC Capital Markets Corp. at:
0.54%, dated 2/3/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $26,543,524, 0.00% - 4.50%, 4/27/17 - 8/15/45)	26,023	26,000
0.79%, dated 3/16/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $18,367,538, 0.00% - 6.63%, 4/27/17 - 11/15/45)	18,024	18,000
(Collateralized by U.S. Treasury Obligations valued at $21,542,666, 0.00% - 8.75%, 4/27/17 - 2/15/46)	21,031	21,000
RBC Dominion Securities at:
0.57%, dated 2/28/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $27,554,849, 1.13% - 2.25%, 10/31/18 - 2/15/26)	27,025	27,000
0.78%, dated 3/22/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $30,611,335, 1.00% - 4.50%, 10/31/18 - 2/15/47)	30,041	30,000
0.81%, dated 3/24/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,303,510, 1.63%, 7/31/19)	15,032	15,000
0.82%, dated 3/27/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $48,091,031, 1.13% - 3.63%, 10/31/18 - 5/15/45)	47,102	47,000
RBS Securities, Inc. at 0.8%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $5,100,061, 0.49%, 7/31/18)	5,000	5,000
Societe Generale at:
0.55%, dated 2/2/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $15,314,121, 0.75% - 9.13%, 1/31/18 - 7/15/19)	15,014	15,000
0.59%, dated:
1/26/17 due 4/26/17 (Collateralized by U.S. Treasury Obligations valued at $149,216,346, 0.88% - 4.75%, 7/15/18 - 8/15/43)	146,215	146,000
1/27/17 due 4/28/17 (Collateralized by U.S. Treasury Obligations valued at $249,402,932, 1.63% - 8.75%, 7/31/18 - 11/15/41)	244,364	244,000
0.6%, dated 2/9/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $25,522,563, 1.38% - 4.75%, 8/15/17 - 11/30/22)	25,040	25,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.66%, dated 3/1/17 due 4/5/17 (Collateralized by U.S. Treasury Obligations valued at $15,034,221, 0.75% - 2.25%, 6/30/17 - 11/15/24)	14,634	14,625
0.85%, dated 3/8/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $14,312,975, 2.38%, 8/15/24)	14,012	14,000
0.87%, dated 3/15/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $47,201,868, 2.25%, 11/15/24)	45,976	45,938
0.91%, dated:
3/16/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $47,264,135, 2.25%, 11/15/24)	46,042	46,000
3/29/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $14,926,149, 2.50%, 5/15/24)	14,515	14,500
3/30/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,402,031, 2.50%, 5/15/24)	15,015	15,000
4/5/17 due 4/7/17(c)	14,013	14,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $7,391,442)		7,391,442
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $18,858,275)		18,858,275
NET OTHER ASSETS (LIABILITIES) - 0.5%		90,533
NET ASSETS - 100%		$18,948,808

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,180,264,000 due 4/03/17 at 0.79%
HSBC Securities (USA), Inc.	$101,833
Merrill Lynch, Pierce, Fenner & Smith, Inc.	43,116
RBC Dominion Securities, Inc.	1,035,315
$1,180,264

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $7,391,442) — See accompanying schedule: Unaffiliated issuers (cost $18,858,275)		$18,858,275
Cash		89,308
Receivable for fund shares sold		326
Interest receivable		22,539
Prepaid expenses		18
Receivable from investment adviser for expense reductions		450
Other receivables		184
Total assets		18,971,100
Liabilities
Payable for investments purchased	$14,000
Payable for fund shares redeemed	485
Distributions payable	3,517
Accrued management fee	2,235
Distribution and service plan fees payable	873
Other affiliated payables	892
Other payables and accrued expenses	290
Total liabilities		22,292
Net Assets		$18,948,808
Net Assets consist of:
Paid in capital		$18,948,296
Undistributed net investment income		520
Accumulated undistributed net realized gain (loss) on investments		(8)
Net Assets		$18,948,808
Class I:
Net Asset Value, offering price and redemption price per share ($8,307,839 ÷ 8,304,278 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($363,405 ÷ 363,135 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,563,033 ÷ 2,562,611 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($793,456 ÷ 793,166 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($275,908 ÷ 275,826 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($6,645,167 ÷ 6,644,528 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2017
Investment Income
Interest		$88,304
Expenses
Management fee	$27,479
Transfer agent fees	10,272
Distribution and service plan fees	10,986
Accounting fees and expenses	1,214
Custodian fees and expenses	196
Independent trustees' fees and expenses	84
Registration fees	203
Audit	52
Legal	43
Miscellaneous	86
Total expenses before reductions	50,615
Expense reductions	(9,215)	41,400
Net investment income (loss)		46,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		192
Total net realized gain (loss)		192
Net increase in net assets resulting from operations		$47,096

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,904	$7,513
Net realized gain (loss)	192	279
Net increase in net assets resulting from operations	47,096	7,792
Distributions to shareholders from net investment income	(46,502)	(6,744)
Share transactions - net increase (decrease)	1,492,662	1,276,158
Total increase (decrease) in net assets	1,493,256	1,277,206
Net Assets
Beginning of period	17,455,552	16,178,346
End of period	$18,948,808	$17,455,552
Other Information
Undistributed net investment income end of period	$520	$121

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.003	.001	–A	–A	–A
Distributions from net investment income	(.003)	(.001)	–A	–A	–A
Total distributions	(.003)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.27%	.05%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.13%	.07%	.08%	.16%
Expenses net of all reductions	.18%	.13%	.07%	.08%	.16%
Net investment income (loss)	.27%	.05%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$8,308	$9,639	$11,727	$9,736	$9,964

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class II

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.12%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.22%	.07%	.08%	.16%
Expenses net of all reductions	.33%	.22%	.07%	.08%	.16%
Net investment income (loss)	.12%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$363	$557	$70	$133	$127

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class III

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.05%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.39%	.17%	.07%	.08%	.16%
Expenses net of all reductions	.39%	.17%	.07%	.08%	.16%
Net investment income (loss)	.06%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,563	$2,862	$2,866	$2,654	$2,844

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class IV

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.43%	.18%	.07%	.08%	.16%
Expenses net of all reductions	.43%	.18%	.07%	.08%	.16%
Net investment income (loss)	.02%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$793	$905	$621	$591	$527

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Select Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.002	–A	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A
Total distributions	(.002)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.22%	.04%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.15%	.07%	.08%	.16%
Expenses net of all reductions	.23%	.15%	.07%	.08%	.16%
Net investment income (loss)	.22%	.04%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$276	$287	$225	$238	$198

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Institutional Class

Years ended March 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.001	–B
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.003	.001	–B
Distributions from net investment income	(.003)	(.001)	–B
Total distributions	(.003)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.31%	.07%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.18%	.18%F
Expenses net of fee waivers, if any	.14%	.13%	.07%F
Expenses net of all reductions	.14%	.13%	.07%F
Net investment income (loss)	.31%	.11%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$6,645	$3,205	$669

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/17	% of fund's investments 9/30/16	% of fund's investments 3/31/16
1 - 7	30.6	35.5	36.0
8 - 30	24.5	12.7	22.3
31 - 60	15.8	19.3	9.1
61 - 90	18.1	16.8	16.4
91 - 180	8.6	13.8	14.2
> 180	2.4	1.9	2.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
U.S. Treasury Debt	25.9%
U.S. Government Agency Debt	46.1%
Repurchase Agreements	27.3%
Variable Rate Demand Notes (VRDNs)	0.7%

As of September 30, 2016
U.S. Treasury Debt	19.1%
U.S. Government Agency Debt	45.8%
Repurchase Agreements	35.1%

Current And Historical 7-Day Yields

	3/31/17	12/31/16	9/30/16	6/30/16	3/31/16
Class I	0.56%	0.39%	0.27%	0.26%	0.23%
Class II	0.41%	0.24%	0.12%	0.11%	0.08%
Class III	0.31%	0.14%	0.02%	0.02%	0.01%
Select Class	0.51%	0.34%	0.22%	0.21%	0.18%
Institutional Class	0.60%	0.43%	0.31%	0.30%	0.27%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2017, the most recent period shown in the table, would have been 0.53% for Class I, 0.39% for Class II, 0.29% for Class III, 0.49% for Select Class and 0.56% for Institutional Class.

Government Portfolio

Investments March 31, 2017

Showing Percentage of Net Assets

U.S. Treasury Debt - 25.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 3.7%
U.S. Treasury Notes
4/15/17	0.85 to 0.87%	$3,448,041	$3,454,195
U.S. Treasury Obligations - 22.2%
U.S. Treasury Bills
4/20/17 to 9/28/17	0.47 to 0.91	14,833,808	14,806,777
U.S. Treasury Bonds
5/15/17	0.62	95,000	95,935
U.S. Treasury Notes
4/15/17 to 1/31/19	0.49 to 0.92 (b)	6,063,026	6,068,745
			20,971,457
TOTAL U.S. TREASURY DEBT
(Cost $24,425,652)			24,425,652

Variable Rate Demand Note - 0.7%
Arizona - 0.0%
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Fernando Apts. Proj.) Series 2004, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	14,500	14,500
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Martin Apts. Proj.) Series A1, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	6,000	6,000
			20,500
California - 0.2%
FHLMC Orange County Apt. Dev. Rev. (Park Place Apts. Proj.) Series 1989 A, 0.85% 4/7/17, LOC Freddie Mac, VRDN
4/7/17	0.85 (b)(c)	15,400	15,400
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	11,300	11,300
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Vista Del Monte Proj.) Series QQ, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	12,150	12,150
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Wilshire Court Proj.) Series M, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	20,290	20,290
FNMA Orange County Apt. Dev. Rev. (Ladera Apts. Proj.) Series 2001 II B, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	23,500	23,500
FNMA Orange County Apt. Dev. Rev. (Wood Canyon Villas Proj.) Series 2001 E, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	16,000	16,000
FNMA Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	13,750	13,750
FNMA San Diego Hsg. Auth. Multi-family Hsg. Rev. (Bay Vista Apts. Proj.) Series A, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	14,500	14,500
FNMA Santa Cruz Redev. Agcy. Multi-family Rev. (Shaffer Road Apts. Proj.) Series A, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	29,925	29,925
			156,815
Colorado - 0.0%
FNMA Lakewood Hsg. Auth. Multi-family Rev. (Ridgemoor Apts. Proj.) Series 2003 A, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	13,325	13,325
Florida - 0.0%
FNMA Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Grande Court at North Port Apts. Proj.) Series 2004 E, 0.92% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.92 (b)(c)	5,100	5,100
FNMA Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 0.91% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.91 (b)(c)	10,350	10,350
			15,450
Maryland - 0.0%
FNMA Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	39,765	39,765
New Jersey - 0.0%
FNMA Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.92% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.92 (b)(c)	6,300	6,300
New York - 0.4%
FHLMC New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.88% 4/7/17, LOC Freddie Mac, VRDN
4/7/17	0.88 (b)(c)	90,950	90,950
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2006 A, 0.97% 4/7/17, LOC Freddie Mac, VRDN
4/7/17	0.97 (b)(c)	13,200	13,200
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, 0.84% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.84 (b)(c)	51,500	51,500
FNMA New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.97% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.97 (b)(c)	41,600	41,600
FNMA New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, 0.84% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.84 (b)(c)	45,000	45,000
FNMA New York Hsg. Fin. Agcy. Rev. (West 20th Street Proj.) Series 2001 A, 0.87% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.87 (b)(c)	51,000	51,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2004 A, 0.87% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.87 (b)(c)	53,950	53,950
			347,200
Texas - 0.1%
FHLMC Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.85% 4/7/17, LOC Freddie Mac, VRDN
4/7/17	0.85 (b)(c)	7,470	7,470
FNMA Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	6,780	6,780
FNMA Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Louetta Village Apts. Proj.) Series 2005, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	6,080	6,080
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Pinnacle Apts. Proj.) Series 2004, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	12,965	12,965
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2004, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	10,600	10,600
			43,895
Virginia - 0.0%
FHLMC Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.92% 4/7/17, LOC Freddie Mac, VRDN
4/7/17	0.92 (b)(c)	8,000	8,000
Washington - 0.0%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.85% 4/7/17, LOC Fannie Mae, VRDN
4/7/17	0.85 (b)(c)	7,535	7,535
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $658,785)			658,785

U.S. Government Agency Debt - 46.1%
Federal Agencies - 46.1%
Fannie Mae
6/1/17 to 1/11/18	0.66 to 1.00 (b)	948,983	948,946
Federal Farm Credit Bank
4/17/17 to 3/27/18	0.74 to 1.03 (b)	2,561,500	2,561,637
Federal Home Loan Bank
4/3/17 to 10/5/18	0.53 to 1.01 (b)(d)	34,647,988	34,638,942
Freddie Mac
4/6/17 to 1/12/18	0.50 to 1.11 (b)	5,357,640	5,357,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $43,506,525)			43,506,525

U.S. Government Agency Repurchase Agreement - 12.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.79% dated 3/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations) #	$1,202,198	$1,202,118
0.81% dated 3/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations) #	4,556,987	4,556,680
With:
BNP Paribas, S.A. at:
0.56%, dated 2/2/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $76,284,852, 0.00% - 7.13%, 2/16/18 - 12/01/45)	74,069	74,000
0.59%, dated 2/8/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $149,866,015, 0.00% - 7.13%, 5/25/17 - 2/20/47)	146,215	146,000
0.6%, dated 2/17/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $296,007,762, 1.45% - 7.00%, 3/22/21 - 3/15/57)	289,419	289,000
0.66%, dated 2/27/17 due 5/26/17 (Collateralized by U.S. Government Obligations valued at $295,187,512, 1.95% - 8.00%, 12/15/26 - 4/01/47)	289,466	289,000
Citibank NA at:
0.78%, dated 3/28/17 due 4/4/17 (Collateralized by U.S. Treasury Obligations valued at $70,430,510, 0.13% - 6.00%, 4/15/17 - 10/20/44)	69,010	69,000
0.79%, dated 3/28/17 due 4/4/17 (Collateralized by U.S. Treasury Obligations valued at $420,999,982, 0.00% - 8.75%, 4/15/17 - 8/15/45)	412,063	412,000
Deutsche Bank Securities, Inc. at 0.82%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations valued at $420,268,717, 2.00% - 7.00%, 11/01/20 - 8/01/47)	412,028	412,000
ING Financial Markets LLC at 0.63%, dated:
2/8/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $119,450,514, 3.50%, 2/01/44 - 7/01/46)	117,117	117,000
2/9/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $148,029,491, 3.00% - 5.00%, 9/01/29 - 2/01/47)	145,142	145,000
2/10/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $178,653,243, 3.00% - 5.00%, 1/01/29 - 12/01/45)	175,276	175,000
2/14/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $148,018,175, 3.00% - 4.50%, 9/01/30 - 8/01/42)	145,228	145,000
2/15/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $87,787,730, 2.00% - 3.00%, 5/20/34 - 5/20/45)	86,135	86,000
2/16/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $167,407,832, 3.00% - 5.00%, 8/01/26 - 12/01/46)	164,258	164,000
2/17/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $88,807,041, 2.00% - 5.00%, 3/01/40 - 7/20/45)	87,137	87,000
2/21/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $145,958,047, 3.50% - 4.00%, 6/01/42 - 2/01/47)	143,225	143,000
Merrill Lynch, Pierce, Fenner & Smith at 0.59%, dated 2/13/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $446,097,955, 2.09% - 4.00%, 11/01/26 - 2/01/47)	437,423	437,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.76%, dated 3/7/17 due 5/8/17 (Collateralized by U.S. Government Obligations valued at $191,869,303, 2.35% - 5.16%, 7/01/24 - 4/01/47)	188,246	188,000
0.77%, dated 3/7/17 due:
5/9/17 (Collateralized by U.S. Government Obligations valued at $162,273,659, 2.02% - 5.67%, 11/01/23 - 4/01/47)	159,214	159,000
5/10/17(Collateralized by U.S. Government Obligations valued at $191,870,742, 2.46% - 5.20%, 7/01/24 - 4/01/47)	188,121	188,000
0.82%, dated 3/20/17 due 5/19/17 (Collateralized by U.S. Government Obligations valued at $199,983,752, 2.21% - 5.43%, 1/01/19 - 4/01/47)	196,268	196,000
0.83%, dated 3/28/17 due 5/26/17 (Collateralized by U.S. Government Obligations valued at $189,746,245, 2.01% - 5.50%, 1/01/19 - 8/01/48)	186,253	186,000
RBC Capital Markets Corp. at:
0.56%, dated 2/6/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $150,090,561, 1.12% - 5.00%, 1/01/27 - 4/01/47)	147,144	147,000
0.58%, dated 2/14/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $148,086,090, 1.12% - 5.00%, 12/01/26 - 4/01/47)	145,185	145,000
0.83%, dated:
3/13/17 due 5/26/17 (Collateralized by U.S. Government Obligations valued at $192,918,241, 1.12% - 5.00%, 1/01/27 - 4/01/47)	189,322	189,000
3/31/17 due 5/30/17 (Collateralized by U.S. Government Obligations valued at $97,926,773, 2.87% - 4.50%, 11/01/27 - 4/01/47)	96,133	96,000
0.84%, dated:
3/10/17 due 6/8/17 (Collateralized by U.S. Government Obligations valued at $103,112,769, 1.12% - 5.00%, 1/01/27 - 4/01/47)	101,212	101,000
3/15/17 due 6/14/17 (Collateralized by U.S. Government Obligations valued at $77,672,326, 1.12% - 5.00%, 8/01/26 - 3/01/47)	76,161	76,000
3/17/17 due 6/15/17 (Collateralized by U.S. Government Obligations valued at $72,506,695, 1.12% - 6.00%, 12/01/22 - 4/01/47)	71,149	71,000
RBC Dominion Securities at:
0.58%, dated 2/28/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $146,960,458, 1.00% - 4.50%, 12/15/18 - 4/15/40)	144,144	144,000
(Collateralized by U.S. Treasury Obligations valued at $146,960,458, 1.00% - 4.50%, 12/15/18 - 12/20/45)	144,146	144,000
0.78%, dated 3/17/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $143,873,923, 0.75% - 4.50%, 5/31/18 - 3/01/47)	141,095	141,000
0.79%, dated:
3/16/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $144,642,190, 1.00% - 3.63%, 10/31/18 - 2/29/24)	141,853	141,750
3/21/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $143,281,365, 0.63% - 4.50%, 6/30/18 - 2/15/47)	140,194	140,000
3/23/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $140,794,026, 1.63% - 3.63%, 11/15/19 - 2/15/26)	138,194	138,000
3/24/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $140,790,889, 1.00% - 4.00%, 8/31/19 - 3/20/45)	138,188	138,000
0.81%, dated 3/22/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $115,700,525, 1.00% - 4.00%, 8/31/19 - 2/15/47)	113,229	113,000
0.82%, dated 3/24/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $56,184,937, 1.00% - 4.50%, 7/31/19 - 2/15/47)	55,118	55,000
0.83%, dated 3/27/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $207,094,678, 1.63% - 4.50%, 8/31/21 - 1/20/47)	203,440	203,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $12,048,548)		12,048,548

U.S. Treasury Repurchase Agreement - 14.5%
With:
Barclays Capital, Inc. at 0.8%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $51,003,418, 0.88% - 2.13%, 9/30/17 - 3/31/24)	50,003	50,000
BMO Harris Bank NA at:
0.54%, dated 2/9/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $137,710,567, 1.38%, 4/30/20)	133,120	133,000
(Collateralized by U.S. Treasury Obligations valued at $275,188,797, 0.88% - 1.75%, 6/15/17 - 10/31/21)	268,241	268,000
0.55%, dated:
2/1/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $218,563,919, 1.13%, 8/31/21 - 9/30/21)	214,222	214,000
2/3/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $97,744,932, 1.75%, 5/15/23)	94,121	94,000
(Collateralized by U.S. Treasury Obligations valued at $96,694,274, 1.50% - 2.00%, 11/15/21 to 8/15/26)	94,119	94,000
0.56%, dated 1/31/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $138,812,886, 2.00%, 11/15/21 to 2/15/22)	135,168	135,000
0.57%, dated 2/28/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $134,777,237, 1.75%, 11/30/21)	131,122	131,000
0.77%, dated 3/15/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $133,074,150, 2.50%, 6/30/17)	129,099	129,000
BNP Paribas, S.A. at:
0.55%, dated 2/2/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $207,486,400, 0.75% - 8.00%, 7/31/17 - 2/15/43)	203,186	203,000
0.56%, dated 1/31/17 due 4/6/17 (Collateralized by U.S. Treasury Obligations valued at $276,611,078, 0.88% - 8.00%, 8/15/17 - 5/15/46)	270,273	270,000
0.57%, dated:
1/20/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $408,468,837, 0.00% - 8.75%, 4/27/17 - 11/15/44)	399,569	399,000
2/8/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $409,790,840, 1.75% - 4.75%, 10/31/17 - 5/15/46)	400,570	400,000
0.6%, dated 1/20/17 due 4/20/17 (Collateralized by U.S. Treasury Obligations valued at $544,524,236, 0.63% - 6.00%, 4/30/18 - 8/15/45)	532,798	532,000
0.63%, dated:
2/24/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $541,665,000, 0.00% - 3.63%, 5/25/17 - 5/15/46)	528,970	528,000
2/27/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $804,841,586, 0.75% - 6.13%, 8/15/17 - 8/15/46)	787,444	786,000
0.78%, dated 3/16/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $263,481,541, 1.25% - 5.50%, 4/30/18 - 5/15/46)	258,179	258,000
0.79%, dated:
3/16/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $264,189,532, 1.00% - 8.00%, 2/28/18 - 2/15/46)	258,340	258,000
3/28/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $287,820,986, 0.00% - 3.88%, 4/27/17 - 5/15/46)	282,365	282,000
Deutsche Bank Securities, Inc. at 0.81%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $51,003,520, 1.75%, 9/30/22)	50,003	50,000
Federal Reserve Bank of New York at 0.75%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $4,267,266,778, 1.63%, 11/15/22)	4,267,267	4,267,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.8%, dated 3/20/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $196,616,087, 0.75% - 3.63%, 12/31/17 - 2/15/46)	192,375	192,000
MUFG Securities EMEA PLC at:
0.58%, dated 2/6/17 due 4/6/17 (Collateralized by U.S. Treasury Obligations valued at $27,600,835, 1.50%, 8/15/26)	27,026	27,000
0.6%, dated 2/13/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,656,606, 1.63%, 2/15/26 - 5/15/26)	26,039	26,000
0.63%, dated 3/1/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $80,840,139, 1.50% - 2.00%, 2/15/25 - 8/15/26)	79,084	79,000
0.77%, dated 3/9/17 due 4/10/17 (Collateralized by U.S. Treasury Obligations valued at $216,798,141, 2.63%, 8/15/20)	212,145	212,000
0.78%, dated 3/10/17 due 4/10/17 (Collateralized by U.S. Treasury Obligations valued at $189,541,776, 2.00% - 3.13%, 5/15/19 - 8/15/25)	185,124	185,000
0.8%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $57,413,223, 1.63% - 2.63%, 8/15/20 - 5/15/26)	55,674	55,670
0.81%, dated:
3/14/17 due 4/18/17 (Collateralized by U.S. Treasury Obligations valued at $189,426,033, 1.63% - 2.88%, 5/15/26 - 5/15/46)	184,145	184,000
3/15/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $271,460,840, 2.13%, 5/15/25)	265,137	265,000
(Collateralized by U.S. Treasury Obligations valued at $108,653,689, 2.13%, 5/15/25)	106,055	106,000
3/17/17 due 4/10/17 (Collateralized by U.S. Treasury Obligations valued at $108,887,449, 1.50% - 2.63%, 8/15/20 - 8/15/26)	106,057	106,000
0.82%, dated:
3/17/17 due 4/18/17 (Collateralized by U.S. Treasury Obligations valued at $66,588,634, 1.63% - 2.13%, 12/31/22 - 11/15/26)	65,047	65,000
3/20/17 due 4/6/17 (Collateralized by U.S. Treasury Obligations valued at $78,813,583, 1.38% - 2.25%, 8/31/23 - 2/15/26)	77,030	77,000
Prudential Insurance Co. of America at 0.86%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $701,799,614, 0.88% - 8.13%, 6/15/17 - 2/15/31)	684,261	684,212
RBC Capital Markets Corp. at:
0.54%, dated 2/3/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $138,898,312, 0.00% - 8.13%, 4/27/17 - 8/15/45)	136,120	136,000
0.79%, dated 3/16/17 due 4/7/17:
(Collateralized by U.S. Treasury Obligations valued at $90,827,819, 0.00% - 6.13%, 4/06/17 - 5/15/46)	89,117	89,000
(Collateralized by U.S. Treasury Obligations valued at $103,282,906, 0.00% - 6.25%, 4/27/17 - 11/15/45)	101,148	101,000
RBC Dominion Securities at:
0.57%, dated 2/28/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $133,691,973, 0.75% - 2.25%, 10/31/18 - 2/15/26)	131,122	131,000
0.78%, dated 3/22/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $157,246,170, 0.75% - 4.50%, 10/31/18 - 2/15/47)	154,210	154,000
0.81%, dated 3/24/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $77,523,586, 0.88% - 3.00%, 5/31/18 - 2/15/47)	76,061	75,900
0.82%, dated 3/27/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $242,798,788, 0.63% - 3.63%, 5/31/17 - 11/15/26)	238,515	238,000
RBS Securities, Inc. at 0.8%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $25,504,783, 0.63% - 6.63%, 6/30/17 - 2/15/27)	25,002	25,000
Societe Generale at:
0.55%, dated 2/2/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $82,007,074, 0.00% - 4.75%, 8/15/17 - 11/15/44)	80,073	80,000
0.6%, dated 2/9/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $133,738,059, 0.63% - 3.63%, 7/31/17 - 5/15/24)	131,207	131,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.66%, dated 3/1/17 due 4/5/17 (Collateralized by U.S. Treasury Obligations valued at $76,050,913, 0.75% - 2.25%, 6/30/17 to 11/15/24)	74,047	74,000
0.85%, dated 3/8/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $75,607,599, 2.38%, 8/15/24)	74,061	74,000
0.87%, dated 3/15/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $234,004,095, 2.63% - 3.75%, 11/15/18 - 8/15/20)	227,192	227,000
0.91%, dated:
3/16/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $237,187,392, 3.75%, 11/15/18)	229,584	229,375
3/29/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $77,203,611, 2.50%, 5/15/24)	75,076	75,000
3/30/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $76,755,661, 2.50%, 5/15/24)	74,826	74,750
4/5/17 due 4/7/17(e)	73,319	73,250
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $13,733,157)		13,733,157
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $94,372,667)		94,372,667
NET OTHER ASSETS (LIABILITIES) - 0.0%		23,621
NET ASSETS - 100%		$94,396,288

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,202,118,000 due 4/03/17 at 0.79%
HSBC Securities (USA), Inc.	$849,695
Merrill Lynch, Pierce, Fenner & Smith, Inc.	124,934
RBC Dominion Securities, Inc.	59,066
Wells Fargo Securities LLC	168,423
$1,202,118
$4,556,680,000 due 4/03/17 at 0.81%
BNP Paribas, S.A.	659,000
Bank of America NA	1,649,000
Bank of Nova Scotia	284,538
Citibank NA	708,000
Mizuho Securities USA, Inc.	60,000
RBC Dominion Securities, Inc.	102,142
Wells Fargo Securities LLC	1,094,000
$4,556,680

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $25,781,705) — See accompanying schedule: Unaffiliated issuers (cost $94,372,667)		$94,372,667
Receivable for investments sold		1,070,778
Receivable for fund shares sold		110,844
Interest receivable		60,421
Prepaid expenses		57
Receivable from investment adviser for expense reductions		2,379
Other receivables		543
Total assets		95,617,689
Liabilities
Payable to custodian bank	$119
Payable for investments purchased
Regular delivery	698,340
Delayed delivery	407,000
Payable for fund shares redeemed	79,352
Distributions payable	20,006
Accrued management fee	11,341
Distribution and service plan fees payable	746
Other affiliated payables	3,589
Other payables and accrued expenses	908
Total liabilities		1,221,401
Net Assets		$94,396,288
Net Assets consist of:
Paid in capital		$94,395,015
Undistributed net investment income		1,505
Accumulated undistributed net realized gain (loss) on investments		(232)
Net Assets		$94,396,288
Class I:
Net Asset Value, offering price and redemption price per share ($31,497,904 ÷ 31,485,979 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($909,338 ÷ 908,868 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($3,037,856 ÷ 3,036,364 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($641,260 ÷ 641,152 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($58,309,930 ÷ 58,310,743 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2017
Investment Income
Interest		$408,223
Expenses
Management fee	$112,006
Transfer agent fees	34,232
Distribution and service plan fees	7,798
Accounting fees and expenses	2,479
Custodian fees and expenses	681
Independent trustees' fees and expenses	319
Registration fees	635
Audit	52
Legal	136
Miscellaneous	243
Total expenses before reductions	158,581
Expense reductions	(25,467)	133,114
Net investment income (loss)		275,109
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		572
Total net realized gain (loss)		572
Net increase in net assets resulting from operations		$275,681

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$275,109	$21,681
Net realized gain (loss)	572	145
Net increase in net assets resulting from operations	275,681	21,826
Distributions to shareholders from net investment income	(273,207)	(20,503)
Share transactions - net increase (decrease)	50,338,072	19,868,899
Total increase (decrease) in net assets	50,340,546	19,870,222
Net Assets
Beginning of period	44,055,742	24,185,520
End of period	$94,396,288	$44,055,742
Other Information
Undistributed net investment income end of period	$1,505	$–
Distributions in excess of net investment income end of period	$–	$(397)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.003	.001	–A	–A	–A
Distributions from net investment income	(.003)	(.001)	–A	–A	–A
Total distributions	(.003)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.31%	.06%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.16%	.11%	.11%	.18%
Expenses net of all reductions	.18%	.16%	.11%	.11%	.18%
Net investment income (loss)	.33%	.08%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$31,498	$22,047	$19,333	$22,569	$21,579

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Class II

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.002	–A	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A
Total distributions	(.002)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.16%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.20%	.11%	.11%	.18%
Expenses net of all reductions	.33%	.20%	.11%	.11%	.18%
Net investment income (loss)	.18%	.04%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$909	$485	$539	$356	$642

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Class III

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.07%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.21%	.11%	.11%	.18%
Expenses net of all reductions	.43%	.21%	.11%	.11%	.18%
Net investment income (loss)	.09%	.03%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,038	$1,957	$2,120	$2,266	$1,709

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Select Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.003	–A	–A	–A	–A
Distributions from net investment income	(.003)	–A	–A	–A	–A
Total distributions	(.003)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.26%	.05%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.17%	.11%	.11%	.18%
Expenses net of all reductions	.23%	.17%	.11%	.11%	.18%
Net investment income (loss)	.28%	.07%	- %D	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$641	$286	$686	$378	$669

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Institutional Class

Years ended March 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.001	–B
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.004	.001	–B
Distributions from net investment income	(.004)	(.001)	–B
Total distributions	(.004)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.35%	.08%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.18%	.18%F
Expenses net of fee waivers, if any	.14%	.14%	.11%F
Expenses net of all reductions	.14%	.14%	.11%F
Net investment income (loss)	.37%	.10%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$58,310	$19,281	$1,508

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/17	% of fund's investments 9/30/16	% of fund's investments 3/31/16
1 - 7	50.1	65.9	59.9
8 - 30	23.8	19.9	16.1
31 - 60	13.5	9.4	16.0
61 - 90	11.9	3.9	6.0
91 - 180	0.7	0.9	2.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Certificates of Deposit	37.3%
Commercial Paper	31.2%
U.S. Treasury Debt	4.3%
Non-Negotiable Time Deposit	4.5%
Other Instruments	2.0%
Repurchase Agreements	20.2%
Net Other Assets (Liabilities)	0.5%

As of September 30, 2016
Certificates of Deposit	28.1%
Commercial Paper	19.2%
Variable Rate Demand Notes (VRDNs)	7.5%
U.S. Treasury Debt	4.1%
U.S. Government Agency Debt	3.6%
Non-Negotiable Time Deposit	11.8%
Other Instruments	1.5%
Repurchase Agreements	29.6%
Net Other Assets (Liabilities)*	(5.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	3/31/17	12/31/16	9/30/16	6/30/16	3/31/16
Class I	1.02%	0.86%	0.55%	0.42%	0.35%
Class II	0.87%	0.71%	0.40%	0.27%	0.20%
Class III	0.77%	0.61%	0.30%	0.17%	0.10%
Select Class	0.97%	0.81%	0.50%	0.37%	0.30%
Institutional Class	1.06%	0.90%	0.59%	0.46%	0.39%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2017, the most recent period shown in the table, would have been 1.00% for Class I, 0.85% for Class II, 0.75% for Class III, 0.95% for Select Class and 1.03% for Institutional Class.

Money Market Portfolio

Investments March 31, 2017

Showing Percentage of Net Assets

Certificate of Deposit - 37.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.1%
Wells Fargo Bank NA
5/3/17 to 6/5/17	1.26 to 1.49 (b)%	$377,000	$377,030
London Branch, Eurodollar, Foreign Banks - 4.3%
Credit Industriel et Commercial
6/1/17	1.06	159,000	158,717
Mitsubishi UFJ Trust & Banking Corp.
5/2/17	1.15	83,000	83,000
Sumitomo Mitsui Trust Bank Ltd. London Branch
4/28/17 to 6/16/17	1.15 to 1.21	522,000	522,000
			763,717
New York Branch, Yankee Dollar, Foreign Banks - 30.9%
Bank of Montreal Chicago
5/8/17 to 11/1/17	1.21 to 1.46 (b)	579,000	579,000
Bank of Nova Scotia
4/6/17 to 7/12/17	1.35 to 1.47 (b)	247,000	247,083
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/21/17 to 6/27/17	1.14	175,000	175,000
Bayerische Landesbank
4/28/17	1.25	250,000	250,000
Canadian Imperial Bank of Commerce
12/18/17	1.24 (b)	49,000	49,000
Deutsche Bank AG New York Branch
4/3/17 to 4/7/17	1.10	236,000	236,000
KBC Bank NV
4/27/17 to 5/30/17	1.02 to 1.07	647,000	647,000
Landesbank Baden- Wuerttemberg New York Branch
4/3/17 to 4/7/17	0.98	592,900	592,900
Mitsubishi UFJ Trust & Banking Corp.
7/3/17	1.20	130,000	130,000
Mitsubishi Ufj Trust&Bank New York Cd Be
4/5/17	1.28 (b)	147,000	147,000
Mizuho Corporate Bank Ltd.
4/20/17	1.65 (b)	99,000	99,018
Royal Bank of Canada
4/11/17 to 12/20/17	1.22 to 1.44 (b)	520,000	520,000
Sumitomo Mitsui Banking Corp.
4/11/17 to 5/19/17	1.10 to 1.33 (b)	616,000	616,000
Sumitomo Mitsui Trust Bank Ltd.
5/15/17	1.24 (b)	150,000	150,000
Svenska Handels- banken AB
5/9/17	1.25 (b)	120,000	120,000
Toronto-Dominion Bank
6/27/17	1.15	139,000	139,000
Toronto-Dominion Bank New York Branch
7/10/17 to 11/1/17	1.21 to 1.29 (b)	636,000	636,000
UBS AG
6/20/17	1.05	160,000	160,000
			5,493,001
TOTAL CERTIFICATE OF DEPOSIT
(Cost $6,633,748)			6,633,748

Financial Company Commercial Paper - 24.5%
Bank of Nova Scotia
8/4/17 to 9/6/17	1.23 to 1.25 (b)	293,000	293,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/3/17 to 6/16/17	1.05 to 1.30	630,000	629,136
Bayerische Landesbank
4/3/17 to 4/7/17	0.99	632,600	632,524
BNP Paribas New York Branch
4/17/17 to 5/23/17	1.00 to 1.04	260,000	259,788
BPCE SA
4/4/17 to 6/1/17	1.10 to 1.11	325,000	324,657
Canadian Imperial Bank of Commerce
7/10/17 to 12/18/17	1.24 to 1.43 (b)	551,000	551,000
Federation des caisses Desjardin
4/3/17 to 5/10/17	0.84 to 1.02	358,000	357,920
J.P. Morgan Securities, LLC
9/6/17	1.10 (b)	187,000	187,000
Landesbank Baden- Wurttemberg
4/5/17	0.98	289,200	289,169
Mitsubishi UFJ Trust & Banking Corp.
4/27/17 to 5/17/17	1.04 to 1.10	210,000	209,757
Natexis Banques Populaires New York Branch
5/31/17 to 6/7/17	1.02 to 1.12	284,270	283,751
Ontario Teachers' Finance Trust
10/6/17	1.07 (b)	81,000	81,000
Sumitomo Mitsui Banking Corp.
6/9/17	1.13	190,000	189,588
Toronto Dominion Holdings (U.S.A.)
4/12/17	1.10	75,000	74,975
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $4,363,265)			4,363,265

Asset Backed Commercial Paper - 4.3%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

4/26/17	1.09	43,000	42,967
4/6/17	0.93	26,000	25,997
5/16/17	1.03	63,000	62,919
5/3/17	1.10	32,000	31,969
5/4/17	1.07	60,000	59,941
6/1/17	1.15	55,000	54,893
6/7/17	1.17	100,000	99,782
6/8/17	1.17	77,000	76,830
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
5/9/17	1.06	124,000	123,861
Manhattan Asset Funding Co. LLC
6/7/17	1.01 (b)	62,000	62,000
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

4/10/17		80,000	79,981
5/1/17	1.04	45,000	44,961
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $766,101)			766,101

Non-Financial Company Commercial Paper - 2.4%
CVS Health Corp.
4/17/17	1.25	80,000	79,956
Dominion Resources, Inc.
4/10/17 to 5/1/17	1.05 to 1.25	126,000	125,893
Eversource Energy
4/3/17	1.10	27,000	26,998
NBCUniversal Enterprise, Inc.
4/7/17	1.05	49,000	48,991
Rogers Communications, Inc.
4/25/17	1.26	16,000	15,987
Sempra Global
4/3/17 to 5/17/17	1.00 to 1.34	62,000	61,945
UnitedHealth Group, Inc.
4/3/17	0.98 to 1.00	55,000	54,997
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $414,767)			414,767

U.S. Treasury Debt - 4.3%
U.S. Treasury Obligations - 4.3%
U.S. Treasury Notes
10/31/17 to 10/31/18
(Cost $768,986)	0.95 to 1.05 (b)	769,000	768,986

Other Instrument - 2.0%
Master Notes - 2.0%
Toyota Motor Credit Corp.
4/7/17
(Cost $361,000)	1.29 (b)	361,000	361,000

Non-Negotiable Time Deposit - 4.5%
Time Deposits - 4.5%
Australia & New Zealand Banking Group Ltd.
4/3/17	0.83	266,000	266,000
Credit Agricole CIB
4/5/17 to 4/6/17	0.98	291,000	291,000
Credit Agricole Cib New York Br (TD)
4/3/17	0.82	238,649	238,649
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $795,649)			795,649

Interfund Loans - 0.0%
With:
Telecommunications Portfolio at 1.1% due 4/1/17(c)
(Cost $3,813)		3,813	3,813

Other Repurchase Agreement - 20.2%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 20.2%
With:
BNP Paribas at:
1.06%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $21,001,629, 0.00% - 9.25%, 11/01/18 - 4/08/68)	$20,002	$20,000
1.2%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $21,592,465, 0.00% - 12.25%, 6/01/17 - 4/20/67)	20,002	20,000
Citigroup Global Markets, Inc. at:
1.11%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $148,647,228, 2.50%, 8/15/23)	144,013	144,000
1.18%, dated 3/28/17 due 4/7/17 (Collateralized by Equity Securities valued at $154,470,382)	143,066	143,000
2.04%, dated 2/14/17 due 5/15/17 (Collateralized by Corporate Obligations valued at $147,279,514, 1.31% - 6.30%, 6/25/37 - 2/28/52)	136,694	136,000
2.07%, dated 2/21/17 due 5/30/17 (Collateralized by Corporate Obligations valued at $56,292,398, 1.28%, 4/05/52)	52,293	52,000
Credit Suisse Securities (U.S.A.) LLC at 1.11%, dated 3/29/17 due 4/5/17 (Collateralized by Mortgage Loan Obligations valued at $47,155,051, 0.32% - 0.97%, 1/26/37 - 4/26/37)	41,009	41,000
HSBC Securities, Inc. at 1.11%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $65,102,459, 1.50% - 7.11%, 5/18/18 - 5/15/46)	62,006	62,000
ING Financial Markets LLC at 1.19%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $14,291,349, 6.88% - 14.00%, 2/01/21 - 6/01/23)	13,001	13,000
J.P. Morgan Securities, LLC at:
1.03%, dated 3/31/17 due 4/3/17 (Collateralized by Commercial Paper valued at $64,891,466, 5/12/17 - 1/17/18)	63,005	63,000
1.11%, dated 3/30/17 due 4/6/17 (Collateralized by U.S. Government Obligations valued at $212,186,564, 0.12% - 13.30%, 9/25/22 - 5/16/59)	206,044	206,000
1.31%, dated 3/31/17 due 4/7/17 (Collateralized by Mortgage Loan Obligations valued at $88,560,063, 0.00% - 40.90%, 6/25/35 - 8/25/37) (b)(d)	82,093	82,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.11%, dated 3/29/17 due 4/5/17 (Collateralized by U.S. Government Obligations valued at $205,051,608, 3.00% - 4.00%, 3/01/37 - 1/01/47)	201,043	201,000
1.2%, dated 3/28/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $141,808,391, 0.63% - 6.13%, 7/31/17 - 11/15/27)	139,065	139,000
2.03%, dated 3/1/17 due 5/30/17 (Collateralized by U.S. Treasury Obligations valued at $405,393,044, 0.00% - 10.63%, 5/15/17 - 6/01/67)	390,974	389,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.22%, dated:
3/21/17 due 4/4/17 (Collateralized by Corporate Obligations valued at $30,009,643, 0.00% - 5.88%, 7/15/17 - 11/15/46)	28,013	28,000
3/28/17 due 4/7/17 (Collateralized by Corporate Obligations valued at $44,071,111, 0.25% - 6.45%, 7/15/17 - 11/15/46)	41,028	41,000
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $21,518,218, 1.00% - 5.88%, 12/01/20 - 3/15/36)	20,005	20,000
Mizuho Securities U.S.A., Inc. at:
1.09%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations valued at $84,467,672, 0.43% - 6.62%, 10/20/32 - 11/20/66)	82,007	82,000
1.2%, dated:
3/21/17 due 4/4/17 (Collateralized by Equity Securities valued at $45,379,748)	42,020	42,000
3/28/17 due 4/7/17 (Collateralized by Equity Securities valued at $110,182,056)	102,048	102,000
3/29/17 due 4/7/17 (Collateralized by Equity Securities valued at $131,781,966)	122,057	122,000
3/30/17 due 4/7/17 (Collateralized by Equity Securities valued at $45,366,048)	42,020	42,000
3/31/17 due:
4/3/17 (Collateralized by Equity Securities valued at $90,729,075)	84,008	84,000
4/7/17(Collateralized by Equity Securities valued at $111,251,150)	103,058	103,000
1.25%, dated 3/30/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $20,413,512, 0.00% - 4.00%, 4/03/17 - 2/01/47)	20,010	20,000
2.01%, dated 1/9/17 due 4/10/17 (Collateralized by Corporate Obligations valued at $44,487,673, 12.00%, 6/15/20)	41,208	41,000
2.02%, dated 1/17/17 due 4/17/17 (Collateralized by Corporate Obligations valued at $26,545,174, 2.56% - 8.38%, 4/01/21 - 3/15/57)	25,126	25,000
2.1%, dated 12/29/16 due 4/28/17 (Collateralized by Corporate Obligations valued at $43,369,540, 2.75% - 12.00%, 6/15/20 - 10/01/26)	40,280	40,000
2.2%, dated 3/29/17 due 6/27/17 (Collateralized by Corporate Obligations valued at $44,293,530, 12.00%, 6/15/20)	41,226	41,000
RBC Capital Markets Co. at:
0.99%, dated:
2/16/17 due 4/7/17 (Collateralized by Commercial Paper valued at $55,690,360, 9/21/17)	54,089	54,000
2/28/17 due 4/7/17 (Collateralized by Municipal Bond Obligations valued at $70,649,607, 0.00% - 7.63%, 10/01/18 - 11/15/57)	67,114	67,000
1.13%, dated 1/26/17 due 4/7/17 (Collateralized by Corporate Obligations valued at $51,558,203, 1.71% - 5.00%, 2/05/18 - 8/15/46)	49,138	49,000
1.17%, dated 1/31/17 due 4/7/17 (Collateralized by Municipal Bond Obligations valued at $46,502,834, 4.00% - 5.00%, 8/01/27 - 11/15/40)	44,129	44,000
1.19%, dated 2/24/17 due 4/7/17 (Collateralized by Municipal Bond Obligations valued at $131,618,883, 4.00% - 5.00%, 8/01/27 - 12/01/44)	125,372	125,000
SG Americas Securities, LLC at:
1.26%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $44,757,524, 0.53% - 9.75%, 4/01/17 - 8/01/47)	42,004	42,000
1.31%, dated:
3/28/17 due 4/4/17 (Collateralized by Corporate Obligations valued at $58,966,230, 2.25% - 12.00%, 2/14/19 - 1/01/49)	55,014	55,000
3/29/17 due 4/5/17 (Collateralized by Corporate Obligations valued at $58,637,760, 0.00% - 12.00%, 4/10/17 - 4/01/77)	55,014	55,000
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $59,350,719, 2.00% - 12.00%, 4/01/17 - 8/31/64)	55,014	55,000
Wells Fargo Securities, LLC at:
1.11%, dated:
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $65,108,852, 2.80% - 5.63%, 1/15/18 - 5/15/55)	62,013	62,000
3/31/17 due 4/3/17 (Collateralized by Equity Securities valued at $163,095,086)	151,014	151,000
1.16%, dated:
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $133,937,501, 4.20% - 14.00%, 12/01/17 - 10/23/55)	124,028	124,000
3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $133,932,947, 0.50% - 2.75%, 7/01/18 - 5/01/32)	124,012	124,000
1.65%, dated 2/2/17 due 5/3/17 (Collateralized by Corporate Obligations valued at $46,567,710, 0.25% - 5.00%, 7/15/17 - 1/31/24)	43,177	43,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $3,594,000)		3,594,000
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $17,701,329)		17,701,329
NET OTHER ASSETS (LIABILITIES) - 0.5%		90,790
NET ASSETS - 100%		$17,792,119

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Loan is with an affiliated fund.

 (d) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $3,594,000) — See accompanying schedule: Unaffiliated issuers (cost $17,697,516)	$17,697,516
Other affiliated issuers (cost $3,813)	3,813
Total Investments (cost $17,701,329)		$17,701,329
Cash		15
Receivable for fund shares sold		111,045
Interest receivable		11,118
Prepaid expenses		19
Receivable from investment adviser for expense reductions		415
Other affiliated receivables		1
Other receivables		836
Total assets		17,824,778
Liabilities
Payable for fund shares redeemed	$27,127
Distributions payable	1,847
Accrued management fee	2,000
Distribution and service plan fees payable	21
Other affiliated payables	715
Other payables and accrued expenses	949
Total liabilities		32,659
Net Assets		$17,792,119
Net Assets consist of:
Paid in capital		$17,792,119
Net Assets		$17,792,119
Class I:
Net Asset Value, offering price and redemption price per share ($7,630,752 ÷ 7,622,043 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($14,371 ÷ 14,355 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($91,397 ÷ 91,346 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($12,158 ÷ 12,145 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($10,043,441 ÷ 10,031,973 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2017
Investment Income
Interest (including $29 from affiliated interfund lending)		$161,667
Expenses
Management fee	$30,687
Transfer agent fees	9,445
Distribution and service plan fees	1,094
Accounting fees and expenses	1,245
Custodian fees and expenses	160
Independent trustees' fees and expenses	110
Registration fees	299
Audit	51
Legal	74
Miscellaneous	262
Total expenses before reductions	43,427
Expense reductions	(7,662)	35,765
Net investment income (loss)		125,902
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	616
Total net realized gain (loss)		616
Net increase in net assets resulting from operations		$126,518

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$125,902	$123,642
Net realized gain (loss)	616	655
Net increase in net assets resulting from operations	126,518	124,297
Distributions to shareholders from net investment income	(126,160)	(122,767)
Share transactions - net increase (decrease)	(27,715,458)	(17,083,145)
Total increase (decrease) in net assets	(27,715,100)	(17,081,615)
Net Assets
Beginning of period	45,507,219	62,588,834
End of period	$17,792,119	$45,507,219
Other Information
Undistributed net investment income end of period	$–	$280

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.002	.001	.001	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.006	.002	.001	.001	.002
Distributions from net investment income	(.006)	(.002)	(.001)	(.001)	(.002)
Total distributions	(.006)	(.002)	(.001)	(.001)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.63%	.18%	.06%	.06%	.16%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	.56%	.17%	.05%	.06%	.16%
Supplemental Data
Net assets, end of period (in millions)	$7,631	$19,911	$21,651	$22,712	$24,416

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class II

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.005	.001	–A	–A	–A
Distributions from net investment income	(.005)	(.001)	–A	–A	–A
Total distributions	(.005)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.48%	.06%	.01%	.01%	.02%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.30%	.22%	.23%	.32%
Expenses net of all reductions	.33%	.30%	.22%	.23%	.32%
Net investment income (loss)	.41%	.06%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$14	$76	$95	$150	$165

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class III

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.004	–A	–A	–A	–A
Distributions from net investment income	(.004)	–A	–A	–A	–A
Total distributions	(.004)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.38%	.03%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.32%	.23%	.23%	.33%
Expenses net of all reductions	.43%	.32%	.23%	.23%	.33%
Net investment income (loss)	.31%	.03%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$91	$1,129	$1,454	$1,834	$2,086

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Select Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.001	–A	–A	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.006	.001	–A	–A	.001
Distributions from net investment income	(.006)	(.001)	–A	–A	(.001)
Total distributions	(.006)	(.001)	–A	–A	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.58%	.13%	.02%	.02%	.11%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.22%	.22%	.23%
Expenses net of all reductions	.23%	.23%	.22%	.22%	.23%
Net investment income (loss)	.51%	.12%	.01%	.02%	.11%
Supplemental Data
Net assets, end of period (in millions)	$12	$224	$407	$331	$389

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Institutional Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.002	.001	.001	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.007	.002	.001	.001	.002
Distributions from net investment income	(.007)	(.002)	(.001)	(.001)	(.002)
Total distributions	(.007)	(.002)	(.001)	(.001)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.67%	.22%	.10%	.10%	.20%
Ratios to Average Net AssetsC
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.60%	.21%	.09%	.10%	.20%
Supplemental Data
Net assets, end of period (in millions)	$10,043	$21,863	$36,919	$40,143	$37,824

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/17	% of fund's investments 9/30/16	% of fund's investments 3/31/16
1 - 7	64.1	78.7	47.8
8 - 30	15.8	9.9	13.8
31 - 60	11.0	10.0	8.8
61 - 90	9.1	0.0	15.0
91 - 180	0.0	1.4	14.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Certificates of Deposit	26.9%
Commercial Paper	19.5%
Variable Rate Demand Notes (VRDNs)	0.2%
U.S. Treasury Debt	6.4%
Non-Negotiable Time Deposit	19.0%
Other Instruments	2.2%
Repurchase Agreements	25.8%

As of September 30, 2016
Certificates of Deposit	16.8%
Commercial Paper	5.1%
Variable Rate Demand Notes (VRDNs)	0.4%
U.S. Treasury Debt	4.0%
U.S. Government Agency Debt	4.3%
Non-Negotiable Time Deposit	13.5%
Other Instruments	2.6%
Repurchase Agreements	53.3%

Current And Historical 7-Day Yields

	3/31/17	12/31/16	9/30/16	6/30/16	3/31/16
Class I	0.95%	0.79%	0.40%	0.44%	0.39%
Class II	0.80%	0.64%	0.25%	0.29%	0.24%
Class III	0.70%	0.54%	0.15%	0.19%	0.14%
Class IV	0.46%	0.23%	0.01%	0.01%	0.01%
Select Class	0.90%	0.74%	0.35%	0.39%	0.34%
Institutional Class	0.99%	0.83%	0.44%	0.48%	0.43%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Prime Money Market Portfolio

Investments March 31, 2017

Showing Percentage of Net Assets

Certificate of Deposit - 26.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.8%
Wells Fargo Bank NA
5/3/17 to 5/19/17	1.26 to 1.46 (b)%	$188,000	$188,100
London Branch, Eurodollar, Foreign Banks - 4.8%
Credit Industriel et Commercial
6/1/17	1.06	99,000	98,848
Mitsubishi UFJ Trust & Banking Corp.
5/2/17	1.15	50,000	50,006
Sumitomo Mitsui Trust Bank Ltd. London Branch
4/28/17 to 6/16/17	1.15 to 1.21	342,000	342,079
			490,933
New York Branch, Yankee Dollar, Foreign Banks - 20.3%
Bank of Montreal Chicago
4/10/17 to 11/1/17	1.08 to 1.46 (b)	294,000	294,084
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/21/17 to 6/27/17	1.14	203,000	203,022
KBC Bank NV
4/27/17 to 5/30/17	1.02 to 1.07	408,000	408,024
Mitsubishi Ufj Trust&Bank New York Cd Be
4/5/17	1.28 (b)	86,000	86,004
Royal Bank of Canada
5/8/17 to 10/24/17	1.25 to 1.44 (b)	239,000	239,204
Sumitomo Mitsui Banking Corp.
4/11/17 to 5/19/17	1.10 to 1.33 (b)	360,000	360,059
Sumitomo Mitsui Trust Bank Ltd.
4/4/17 to 5/15/17	0.91 to 1.24 (b)	130,000	130,025
Svenska Handels- banken AB
5/9/17	1.25 (b)	74,000	74,030
Toronto-Dominion Bank New York Branch
7/10/17 to 11/1/17	1.22 to 1.29 (b)	190,000	190,193
UBS AG
6/20/17	1.05	100,000	100,007
			2,084,652
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,762,824)			2,763,685

Financial Company Commercial Paper - 16.3%
Bank of Nova Scotia
8/4/17 to 9/6/17	1.23 to 1.25 (b)	160,000	160,155
BNP Paribas Fortis
4/3/17 to 5/17/17	0.81 to 1.00	44,060	44,027
BNP Paribas New York Branch
5/17/17	1.00	2,000	1,997
BPCE SA
4/4/17 to 6/1/17	1.10 to 1.12	250,000	249,816
Canadian Imperial Bank of Commerce
7/10/17 to 12/18/17	1.24 to 1.43 (b)	277,000	277,169
Federation des caisses Desjardin
4/3/17	0.84 to 0.93	295,000	294,979
J.P. Morgan Securities, LLC
9/6/17	1.10 (b)	121,000	121,029
Mitsubishi UFJ Trust & Banking Corp.
4/21/17	1.10	62,000	61,964
Natexis Banques Populaires New York Branch
4/3/17 to 6/7/17	0.90 to 1.12	258,000	257,886
Sumitomo Mitsui Banking Corp.
6/9/17	1.13	90,000	89,817
Toronto Dominion Holdings (U.S.A.)
4/12/17 to 6/23/17	1.10 to 1.12	115,000	114,807
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,673,252)			1,673,646

Asset Backed Commercial Paper - 2.9%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
4/26/17	1.09	25,000	24,981
4/3/17	0.81	28,200	28,198
4/6/17	0.93	34,000	33,995
5/16/17	1.03	37,000	36,948
5/2/17	1.10	60,000	59,944
5/3/17	1.10	19,000	18,982
5/3/17	1.09	45,000	44,956
6/9/17	1.17	50,000	49,887
(Cost $297,896)			297,891

Non-Financial Company Commercial Paper - 0.3%
UnitedHealth Group, Inc.
4/3/17
(Cost $33,999)	0.98 to 1.00	34,000	33,997

U.S. Treasury Debt - 6.4%
U.S. Treasury Obligations - 6.4%
U.S. Treasury Notes
10/31/17 to 10/31/18
(Cost $654,939)	0.95 to 0.97 (b)	655,000	655,981

Other Instrument - 2.2%
Master Notes - 2.2%
Toyota Motor Credit Corp.
4/7/17
(Cost $221,000)	1.29 (b)	221,000	221,000

Variable Rate Demand Note - 0.2%
Florida - 0.2%
Florida Timber Fin. III LLC Taxable 4/7/17, LOC Wells Fargo Bank NA, VRDN
4/7/17
(Cost $25,155)	1.03 (b)	25,155	25,155

Non-Negotiable Time Deposit - 19.0%
Time Deposits - 19.0%
Australia & New Zealand Banking Group Ltd.
4/5/17	0.90	563,000	563,002
Bank of Nova Scotia
4/3/17	0.82	393,000	393,000
BNP Paribas
4/4/17 to 4/5/17	0.91	210,000	210,000
Credit Agricole CIB
4/5/17 to 4/6/17	0.98	186,000	186,003
Credit Agricole Cib New York Br (TD)
4/3/17	0.82	367,000	367,000
Sumitomo Mitsui Banking Corp. (TD)
4/3/17	0.87	103,000	103,000
Svenska Handelsbanken AB
4/3/17	0.81	131,881	131,881
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,953,881)			1,953,886

Other Repurchase Agreement - 25.8%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 25.8%
With:
BNP Paribas at:
1.06%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $13,651,170, 0.00% - 9.25%, 2/01/19 - 4/08/68)	$13,001	$13,000
1.2%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $14,085,689, 3.75% - 12.25%, 6/01/17 - 1/15/44)	13,001	13,000
Citigroup Global Markets, Inc. at:
1.11%, dated 3/31/17 due 4/3/17 (Collateralized by Equity Securities valued at $97,209,003)	90,008	90,000
1.18%, dated 3/28/17 due 4/7/17 (Collateralized by Equity Securities valued at $98,299,415)	91,042	91,000
2.04%, dated 2/14/17 due 5/15/17 (Collateralized by Corporate Obligations valued at $188,431,143, 1.13% - 14.73%, 3/15/19 - 7/03/50)	174,887	173,982
2.07%, dated 2/21/17 due 5/30/17 (Collateralized by Corporate Obligations valued at $35,724,022, 1.28%, 4/05/52)	33,186	32,997
Credit Suisse Securities (U.S.A.) LLC at 1.11%, dated 3/29/17 due 4/5/17 (Collateralized by Mortgage Loan Obligations valued at $31,055,799, 0.97% - 5.88%, 4/26/37 - 10/25/46)	27,006	27,001
HSBC Securities, Inc. at 1.11%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $40,950,488, 2.55% - 8.75%, 11/21/17 - 4/15/46)	39,004	39,000
ING Financial Markets LLC at:
1.11%, dated 3/31/17 due 4/3/17:
(Collateralized by Equity Securities valued at $119,891,150)	111,010	111,000
(Collateralized by Equity Securities valued at $71,286,604)	66,006	66,000
1.19%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $8,746,428, 8.13%, 6/01/23)	8,001	8,000
J.P. Morgan Securities, LLC at:
1.03%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations valued at $223,946,142, 0.51% - 6.50%, 7/01/20 - 12/16/49)	218,019	218,000
1.11%, dated 3/30/17 due 4/6/17 (Collateralized by U.S. Government Obligations valued at $133,904,152, 0.56% - 4.50%, 7/15/37 - 9/16/57)	130,028	129,999
1.31%, dated 3/31/17 due 4/7/17 (Collateralized by Mortgage Loan Obligations valued at $55,437,923, 0.10% - 5.70%, 11/15/28 - 7/25/56)(b)(c)	52,059	52,005
Merrill Lynch, Pierce, Fenner & Smith at:
1.11%, dated 3/29/17 due 4/5/17 (Collateralized by U.S. Government Obligations valued at $133,640,601, 3.00%, 3/01/32 - 12/01/46)	131,028	131,007
1.2%, dated 3/28/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $89,778,012, 0.75% - 0.88%, 6/15/17 - 12/31/17)	88,041	88,000
2.03%, dated 3/1/17 due 5/30/17 (Collateralized by U.S. Treasury Obligations valued at $198,690,214, 1.00% - 4.50%, 7/31/18 - 2/15/43)	194,985	194,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.22%, dated:
3/28/17 due 4/7/17 (Collateralized by Corporate Obligations valued at $28,059,056, 0.00% - 8.25%, 2/01/18 - 9/15/37)	26,018	26,000
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $13,739,593, 1.00% - 5.88%, 9/08/17 - 11/26/43)	13,003	13,000
Mizuho Securities U.S.A., Inc. at:
1.09%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $53,151,648, 0.88% - 3.13%, 2/28/18 - 8/15/46)	52,005	52,000
1.2%, dated:
3/21/17 due 4/4/17 (Collateralized by Equity Securities valued at $27,011,717)	25,012	25,000
3/28/17 due 4/7/17 (Collateralized by Equity Securities valued at $68,918,538)	64,030	64,000
3/29/17 due 4/7/17 (Collateralized by Equity Securities valued at $83,149,270)	79,037	79,000
3/30/17 due 4/7/17 (Collateralized by Equity Securities valued at $28,083,859)	26,012	26,000
3/31/17 due:
4/3/17 (Collateralized by Equity Securities valued at $57,245,768)	53,005	53,000
4/7/17(Collateralized by Equity Securities valued at $70,207,075)	65,037	65,000
1.25%, dated 3/30/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,261,906, 1.75% - 2.88%, 3/31/18 - 12/31/20)	13,006	13,000
2.01%, dated 1/9/17 due 4/10/17 (Collateralized by Corporate Obligations valued at $29,648,631, 2.45% - 11.00%, 10/01/23 - 4/15/49)	28,142	28,001
2.02%, dated 1/17/17 due 4/17/17 (Collateralized by Corporate Obligations valued at $3,173,628, 2.10% - 6.00%, 1/02/19 - 10/15/22)	3,015	3,000
2.1%, dated 12/29/16 due 4/28/17 (Collateralized by Corporate Obligations valued at $28,563,253, 1.88% - 7.25%, 6/01/18 - 2/28/57)	27,189	27,003
2.2%, dated 3/29/17 due 6/27/17 (Collateralized by Corporate Obligations valued at $28,379,557, 1.88% - 6.50%, 12/27/20 - 4/15/49)	27,149	27,004
RBC Capital Markets Co. at:
0.99%, dated:
2/16/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $103,130,295, 0.00% - 6.38%, 4/03/17 - 4/25/47)	100,165	100,013
2/28/17 due 4/7/17 (Collateralized by Municipal Bond Obligations valued at $46,289,318, 0.00% - 7.63%, 5/01/19 - 12/01/54)	44,075	44,000
1.13%, dated 1/26/17 due 4/7/17 (Collateralized by Corporate Obligations valued at $30,514,704, 1.10% - 7.80%, 10/25/17 - 8/15/46)	29,082	29,000
1.17%, dated 1/31/17 due 4/7/17 (Collateralized by Municipal Bond Obligations valued at $27,563,942, 5.00%, 7/01/29 - 10/01/40)	26,076	26,000
1.19%, dated 2/24/17 due 4/7/17 (Collateralized by Municipal Bond Obligations valued at $83,194,058, 4.00% - 5.00%, 8/01/27 - 12/01/44)	79,235	79,000
SG Americas Securities, LLC at 1.26%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $27,697,268, 1.85% - 10.00%, 12/07/18 - 3/16/47)	26,003	26,000
Wells Fargo Securities, LLC at:
1.06%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $11,551,041, 4.50% - 8.88%, 9/07/42 - 6/15/68)	11,001	11,000
1.11%, dated:
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $40,955,429, 3.20% - 6.10%, 11/15/17 - 2/06/47)	39,008	38,999
3/31/17 due 4/3/17 (Collateralized by Equity Securities valued at $145,813,489)	135,012	135,000
1.16%, dated:
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $84,251,356, 4.50% - 9.50%, 4/15/19 - 6/15/35)	78,018	77,999
3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $83,168,622, 1.25% - 8.25%, 7/01/17 - 12/15/66)	77,007	77,000
1.65%, dated 2/2/17 due 5/3/17 (Collateralized by Equity Securities valued at $25,991,280)	24,099	23,999
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $2,647,000)		2,647,009
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,269,946)		10,272,250
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,224
NET ASSETS - 100%		$10,275,474

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $2,647,009) — See accompanying schedule: Unaffiliated issuers (cost $10,269,946)		$10,272,250
Cash		9
Interest receivable		6,414
Prepaid expenses		59
Receivable from investment adviser for expense reductions		136
Other receivables		404
Total assets		10,279,272
Liabilities
Distributions payable	$1,713
Accrued management fee	1,232
Transfer agent fee payable	287
Distribution and service plan fees payable	7
Other affiliated payables	70
Other payables and accrued expenses	489
Total liabilities		3,798
Net Assets		$10,275,474
Net Assets consist of:
Paid in capital		$10,273,170
Net unrealized appreciation (depreciation) on investments		2,304
Net Assets		$10,275,474
Class I:
Net Asset Value, offering price and redemption price per share ($865,975.241 ÷ 865,528.836 shares)		$1.0005
Class II:
Net Asset Value, offering price and redemption price per share ($27,767.019 ÷ 27,755.476 shares)		$1.0004
Class III:
Net Asset Value, offering price and redemption price per share ($8,206.333 ÷ 8,202.661 shares)		$1.0004
Class IV:
Net Asset Value, offering price and redemption price per share ($20.042 ÷ 20.018 shares)		$1.0012
Select Class:
Net Asset Value, offering price and redemption price per share ($27,562.651 ÷ 27,546.958 shares)		$1.0006
Institutional Class:
Net Asset Value, offering price and redemption price per share ($9,345,942.589 ÷ 9,342,077.289 shares)		$1.0004

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2017
Investment Income
Interest		$211,660
Expenses
Management fee	$46,895
Transfer agent fees	11,873
Distribution and service plan fees	1,799
Accounting fees and expenses	1,417
Custodian fees and expenses	423
Independent trustees' fees and expenses	167
Registration fees	216
Audit	24
Legal	123
Miscellaneous	283
Total expenses before reductions	63,220
Expense reductions	(11,825)	51,395
Net investment income (loss)		160,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		825
Total net realized gain (loss)		825
Change in net unrealized appreciation (depreciation) on investment securities		2,304
Net increase in net assets resulting from operations		$163,394

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$160,265	$102,537
Net realized gain (loss)	825	894
Change in net unrealized appreciation (depreciation)	2,304	–
Net increase in net assets resulting from operations	163,394	103,431
Distributions to shareholders from net investment income	(160,593)	(101,456)
Distributions to shareholders from net realized gain	(10,360)	–
Total distributions	(170,953)	(101,456)
Share transactions - net increase (decrease)	(47,936,337)	16,711,766
Total increase (decrease) in net assets	(47,943,896)	16,713,741
Net Assets
Beginning of period	58,219,370	41,505,629
End of period	$10,275,474	$58,219,370
Other Information
Undistributed net investment income end of period	$–	$336

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class I

Years ended March 31,	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0056	.002	–B	–B	.001
Net realized and unrealized gain (loss)	.0007	–B	–B	–B	–B
Total from investment operations	.0063	.002	–B	–B	.001
Distributions from net investment income	(.0056)	(.002)	–B	–B	(.001)
Distributions from net realized gain	(.0002)	–	–	–	–
Total distributions	(.0058)	(.002)	–B	–B	(.001)
Net asset value, end of period	$1.0005	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.64%	.17%	.01%	.02%	.09%
Ratios to Average Net AssetsD
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.19%	.19%	.20%
Expenses net of all reductions	.18%	.18%	.19%	.19%	.20%
Net investment income (loss)	.45%	.18%	.01%	.02%	.09%
Supplemental Data
Net assets, end of period (in millions)	$866	$9,638	$6,236	$7,816	$10,332

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class II

Years ended March 31,	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0041	.001	–B	–B	–B
Net realized and unrealized gain (loss)	.0008	–B	–B	–B	–B
Total from investment operations	.0049	.001	–B	–B	–B
Distributions from net investment income	(.0041)	(.001)	–B	–B	–B
Distributions from net realized gain	(.0004)	–	–	–	–
Total distributions	(.0045)	(.001)	–B	–B	–B
Net asset value, end of period	$1.0004	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.49%	.06%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.28%	.20%	.19%	.28%
Expenses net of all reductions	.33%	.28%	.20%	.19%	.28%
Net investment income (loss)	.30%	.09%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$28	$245	$454	$419	$487

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class III

Years ended March 31,	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0031	–B	–B	–B	–B
Net realized and unrealized gain (loss)	.0006	–B	–B	–B	–B
Total from investment operations	.0037	–B	–B	–B	–B
Distributions from net investment income	(.0031)	–B	–B	–B	–B
Distributions from net realized gain	(.0002)	–	–	–	–
Total distributions	(.0033)	–B	–B	–B	–B
Net asset value, end of period	$1.0004	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.37%	.04%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.31%	.20%	.19%	.28%
Expenses net of all reductions	.43%	.31%	.20%	.19%	.28%
Net investment income (loss)	.20%	.06%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$8	$894	$1,011	$1,967	$1,790

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class IV

Years ended March 31,	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0009	–B	–B	–B	–B
Net realized and unrealized gain (loss)	.0012	–B	–B	–B	–B
Total from investment operations	.0021	–B	–B	–B	–B
Distributions from net investment income	(.0009)	–B	–B	–B	–B
Total distributions	(.0009)	–B	–B	–B	–B
Net asset value, end of period	$1.0012	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.21%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.70%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.58%	.33%	.20%	.18%	.29%
Expenses net of all reductions	.58%	.33%	.20%	.18%	.29%
Net investment income (loss)	.05%	.03%	.01%	.02%	- %E
Supplemental Data
Net assets, end of period (in millions)	$–	$184	$207	$100	$37

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Select Class

Years ended March 31,	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0051	.001	–B	–B	–B
Net realized and unrealized gain (loss)	.0007	–B	–B	–B	–B
Total from investment operations	.0058	.001	–B	–B	–B
Distributions from net investment income	(.0051)	(.001)	–B	–B	–B
Distributions from net realized gain	–B	–	–	–	–
Total distributions	(.0052)C	(.001)	–B	–B	–B
Net asset value, end of period	$1.0006	$1.00	$1.00	$1.00	$1.00
Total ReturnD	.58%	.12%	.01%	.01%	.05%
Ratios to Average Net AssetsE
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.20%	.19%	.25%
Expenses net of all reductions	.23%	.23%	.20%	.19%	.25%
Net investment income (loss)	.40%	.13%	.01%	.01%	.05%
Supplemental Data
Net assets, end of period (in millions)	$28	$771	$1,068	$1,173	$1,724

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.0005 per share.

 C Total distributions of $.0052 per share is comprised of distributions from net investment income of $.00514 and distributions from net realized gain of $.00002 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Institutional Class

Years ended March 31,	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0060	.002	.001	.001	.002
Net realized and unrealized gain (loss)	.0006	–B	–B	–B	–B
Total from investment operations	.0066	.002	.001	.001	.002
Distributions from net investment income	(.0060)	(.002)	(.001)	(.001)	(.002)
Distributions from net realized gain	(.0002)	–	–	–	–
Total distributions	(.0062)	(.002)	(.001)	(.001)	(.002)
Net asset value, end of period	$1.0004	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.66%	.21%	.07%	.06%	.15%
Ratios to Average Net AssetsD
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.49%	.22%	.07%	.06%	.15%
Supplemental Data
Net assets, end of period (in millions)	$9,346	$46,487	$32,529	$26,896	$30,681

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/17	% of fund's investments 9/30/16
1 - 7	60.8	79.2
8 - 30	15.7	7.1
31 - 60	11.7	6.5
61 - 90	11.1	7.2
91 - 180	0.7	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Certificates of Deposit	26.0%
Commercial Paper	34.2%
Non-Negotiable Time Deposit	8.5%
Other Instruments	1.9%
Other Municipal Security	0.4%
Repurchase Agreements	23.0%
Net Other Assets (Liabilities)	6.0%

As of September 30, 2016
Certificates of Deposit	14.0%
Commercial Paper	39.4%
Variable Rate Demand Notes (VRDNs)	7.9%
Non-Negotiable Time Deposit	3.3%
Repurchase Agreements	31.1%
Net Other Assets (Liabilities)	4.3%

Current And Historical 7-Day Yields

	3/31/17	12/31/16	9/30/16	6/30/16
Class I	0.96%	0.75%	0.44%	0.33%
Class II	0.81%	0.60%	0.29%	0.18%
Class III	0.71%	0.50%	0.19%	0.08%
Select Class	0.91%	0.70%	0.39%	0.28%
Institutional Class	1.00%	0.79%	0.48%	0.37%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2017, the most recent period shown in the table, would have been 0.93% for Class I, 0.78% for Class II, 0.68% for Class III, 0.88% for Select Class and 0.96% for Institutional Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Prime Reserves Portfolio

Investments March 31, 2017

Showing Percentage of Net Assets

Certificate of Deposit - 26.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.4%
Wells Fargo Bank NA
5/3/17 to 8/9/17	1.26 to 1.42 (b)%	$20,000	$20,016
London Branch, Eurodollar, Foreign Banks - 3.7%
Credit Industriel et Commercial
6/1/17	1.06	11,000	10,983
Mitsubishi UFJ Trust & Banking Corp.
4/26/17 to 5/2/17	1.14 to 1.15	15,000	15,002
Sumitomo Mitsui Trust Bank Ltd. London Branch
4/28/17 to 6/16/17	1.15 to 1.21	30,000	30,007
			55,992
New York Branch, Yankee Dollar, Foreign Banks - 20.9%
Bank of Montreal Chicago
4/10/17 to 11/1/17	1.08 to 1.29 (b)	37,000	37,008
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/21/17	1.14	10,000	10,001
Bayerische Landesbank
4/28/17	1.25	13,000	13,002
Canadian Imperial Bank of Commerce
7/10/17	1.25 (b)	10,000	10,007
Deutsche Bank AG New York Branch
4/3/17 to 4/7/17	1.10	20,000	20,000
KBC Bank NV
5/2/17 to 5/30/17	1.02 to 1.07	29,000	29,002
Landesbank Baden- Wuerttemberg New York Branch
4/3/17 to 4/7/17	0.98	41,300	41,300
Mitsubishi UFJ Trust & Banking Corp.
4/13/17 to 7/3/17	1.10 to 1.20	20,000	20,001
Mizuho Corporate Bank Ltd.
6/5/17	1.10	15,000	15,004
Royal Bank of Canada
4/11/17 to 8/4/17	1.22 to 1.27 (b)	20,000	20,010
Sumitomo Mitsui Banking Corp.
4/11/17 to 5/19/17	1.10 to 1.33 (b)	20,000	20,003
Sumitomo Mitsui Trust Bank Ltd.
4/4/17	0.91	30,000	30,000
Svenska Handels- banken AB
5/9/17	1.25 (b)	5,000	5,002
Toronto-Dominion Bank
6/27/17	1.15	15,000	15,001
Toronto-Dominion Bank New York Branch
7/10/17 to 11/1/17	1.22 to 1.29 (b)	20,000	20,020
UBS AG
6/20/17	1.05	10,000	10,001
			315,362
TOTAL CERTIFICATE OF DEPOSIT
(Cost $391,280)			391,370

Financial Company Commercial Paper - 24.5%
Bank of Nova Scotia
7/14/17 to 9/6/17	1.23 to 1.32 (b)	20,000	20,018
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/3/17 to 6/22/17	1.05 to 1.30	54,000	53,898
Bayerische Landesbank
4/3/17 to 4/7/17	0.99	57,800	57,790
BPCE SA
4/4/17 to 6/1/17	1.10 to 1.11	25,000	24,974
Canadian Imperial Bank of Commerce
7/10/17 to 10/13/17	1.26 to 1.43 (b)	15,000	15,015
Federation des caisses Desjardin
4/3/17 to 4/4/17	0.84 to 0.96	56,712	56,711
J.P. Morgan Securities, LLC
9/6/17	1.10 (b)	10,000	10,002
Landesbank Baden- Wurttemberg
4/4/17 to 4/5/17	0.98	29,500	29,497
Mitsubishi UFJ Trust & Banking Corp.
4/21/17	1.10	10,000	9,994
Natexis Banques Populaires New York Branch
4/3/17 to 5/31/17	0.90 to 1.12	45,000	44,981
Sumitomo Mitsui Banking Corp.
4/17/17 to 6/9/17	1.10 to 1.13	20,000	19,975
Sumitomo Trust & Banking Co. Ltd.
4/20/17	1.10	10,000	9,995
Toronto Dominion Holdings (U.S.A.)
4/12/17 to 6/23/17	1.10 to 1.12	16,000	15,970
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $368,786)			368,820

Asset Backed Commercial Paper - 6.8%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

4/26/17	1.09	3,000	2,998
4/3/17	0.94	1,380	1,380
4/6/17	1.10	6,000	5,999
4/6/17	0.93	4,000	3,999
5/2/17	1.10	10,000	9,991
5/3/17	1.10	2,000	1,998
5/3/17	1.09	8,000	7,992
6/8/17	1.17	14,000	13,969
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
4/3/17	0.89	2,000	2,000
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

4/3/17	0.94	5,000	5,000
4/4/17	1.00	5,000	5,000
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

4/25/17	1.00	6,000	5,996
4/4/17	0.99	3,000	3,000
4/4/17	0.95	2,922	2,922
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

4/10/17	1.00	6,000	5,999
4/19/17	1.00	4,000	3,998
4/4/17	0.96	15,000	14,999
4/4/17	0.95	2,000	2,000
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
5/2/17	1.10	4,000	4,000
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $103,236)			103,240

Non-Financial Company Commercial Paper - 2.9%
Archer Daniels Midland Co.
4/3/17	0.83	6,998	6,998
CVS Health Corp.
4/17/17	1.25	6,000	5,997
Dominion Resources, Inc.
4/10/17 to 5/1/17	1.05 to 1.25	10,000	9,991
Eversource Energy
4/3/17	1.10	2,000	2,000
NBCUniversal Enterprise, Inc.
4/7/17	1.05	4,000	3,999
Rogers Communications, Inc.
4/25/17	1.26	1,000	999
Sempra Global
4/3/17 to 5/17/17	1.00 to 1.34	5,000	4,996
South Carolina Public Service Authority Rev. (Liquidity Facility U.S. Bank NA, Cincinnati)
5/23/17	1.17	5,000	5,000
UnitedHealth Group, Inc.
4/3/17	0.98 to 1.00	4,000	4,000
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $43,980)			43,980

Other Instrument - 1.9%
Master Notes - 1.9%
Toyota Motor Credit Corp.
4/7/17
(Cost $28,000)	1.29 (b)	28,000	28,000

Non-Negotiable Time Deposit - 8.5%
Time Deposits - 8.5%
Bank of Nova Scotia
4/3/17	0.82	47,886	47,886
BNP Paribas
4/4/17 to 4/5/17	0.91	56,000	56,000
Credit Agricole CIB
4/5/17 to 4/6/17	0.98	24,000	24,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $127,884)			127,886

Other Municipal Security - 0.4%
	Principal Amount (000s)	Value (000s)
California - 0.4%
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series B, 0.74% 5/9/17, LOC U.S. Bank NA, Cincinnati, CP		$
(Cost $6,597)	6,600	6,600
	Maturity Amount (000s)	Value (000s)

Other Repurchase Agreement - 23.0%
Other Repurchase Agreement - 23.0%
With:
BNP Paribas at:
1.06%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $2,099,942, 0.00% - 8.48%, 1/12/18 - 12/15/86)	2,000	2,000
1.2%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $2,160,217, 4.13% - 12.25%, 6/01/17 - 1/01/49)	2,000	2,000
Citigroup Global Markets, Inc. at:
1.11%, dated 3/31/17 due 4/3/17 (Collateralized by Equity Securities valued at $12,961,280)	12,001	12,000
1.18%, dated 3/28/17 due 4/7/17 (Collateralized by Equity Securities valued at $12,962,629)	12,006	12,000
2.04%, dated 2/14/17 due 5/15/17 (Collateralized by Corporate Obligations valued at $20,575,815, 1.28%, 4/05/52)	19,097	18,998
2.07%, dated 2/21/17 due 5/30/17 (Collateralized by Corporate Obligations valued at $4,330,185, 1.28%, 4/05/52)	4,023	4,000
Credit Suisse Securities (U.S.A.) LLC at 1.11%, dated 3/29/17 due 4/5/17 (Collateralized by Mortgage Loan Obligations valued at $3,453,767, 5.88%, 10/25/46)	3,001	3,000
HSBC Securities, Inc. at 1.11%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $5,252,656, 3.89% - 8.50%, 5/22/19 - 1/10/28)	5,000	5,000
ING Financial Markets LLC at:
1.11%, dated 3/31/17 due 4/3/17:
(Collateralized by Equity Securities valued at $15,121,404)	14,001	14,000
(Collateralized by Equity Securities valued at $9,720,914)	9,001	9,000
1.19%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $1,082,032, 8.13%, 6/01/23)	1,000	1,000
J.P. Morgan Securities, LLC at:
1.03%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations valued at $28,844,110, 0.00% - 3.14%, 1/15/33 - 10/25/46)	28,002	28,000
1.11%, dated 3/30/17 due 4/6/17 (Collateralized by U.S. Government Obligations valued at $17,511,405, 3.50% - 5.00%, 8/25/36 - 8/25/42)	17,004	17,000
1.31%, dated 3/31/17 due 4/7/17 (Collateralized by Mortgage Loan Obligations valued at $7,561,881, 1.09% - 6.52%, 6/25/29 - 9/15/47)(b)(c)	7,008	7,001
Merrill Lynch, Pierce, Fenner & Smith at:
1.11%, dated 3/29/17 due 4/5/17 (Collateralized by U.S. Government Obligations valued at $17,342,674, 2.50%, 5/01/30)	17,004	17,001
1.2%, dated 3/28/17 due 4/7/17 (Collateralized by Equity Securities valued at $12,962,609)	12,006	12,000
2.03%, dated 3/1/17 due 5/30/17 (Collateralized by Equity Securities valued at $25,968,257)	24,122	24,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.22%, dated:
3/21/17 due 4/4/17 (Collateralized by Corporate Obligations valued at $2,210,812, 0.25% - 3.25%, 4/01/18 - 12/15/27)	2,001	2,000
3/28/17 due 4/7/17 (Collateralized by Corporate Obligations valued at $3,205,995, 0.25% - 5.50%, 4/01/18 - 10/15/32)	3,002	3,000
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $2,154,589, 0.25% - 5.50%, 4/01/18 - 12/15/23)	2,000	2,000
Mizuho Securities U.S.A., Inc. at:
1.09%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Treasury Obligations valued at $7,140,725, 1.75% - 3.63%, 2/15/21 - 4/30/22)	7,001	7,000
1.2%, dated:
3/21/17 due 4/4/17 (Collateralized by Equity Securities valued at $3,241,426)	3,001	3,000
3/28/17 due 4/7/17 (Collateralized by Equity Securities valued at $9,722,152)	9,004	9,000
3/29/17 due 4/7/17 (Collateralized by Equity Securities valued at $10,801,997)	10,005	10,000
3/30/17 due 4/7/17 (Collateralized by Equity Securities valued at $3,240,481)	3,001	3,000
3/31/17 due:
4/3/17 (Collateralized by Equity Securities valued at $4,320,563)	4,000	4,000
4/7/17 (Collateralized by Equity Securities valued at $8,640,889)	8,005	8,000
1.25%, dated 3/30/17 due 4/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,040,296, 2.13%, 6/30/22)	2,001	2,000
2.01%, dated 1/9/17 due 4/10/17 (Collateralized by Corporate Obligations valued at $2,109,963, 2.50% - 2.55%, 3/15/20 - 10/29/20)	2,010	2,000
2.02%, dated 1/17/17 due 4/17/17 (Collateralized by Corporate Obligations valued at $2,110,297, 2.40% - 5.38%, 10/21/18 - 4/16/25)	2,010	2,000
2.1%, dated 12/29/16 due 4/28/17 (Collateralized by Corporate Obligations valued at $2,112,634, 2.55%, 10/29/20)	2,014	2,000
2.2%, dated 3/29/17 due 6/27/17 (Collateralized by Corporate Obligations valued at $3,177,760, 2.55% - 5.13%, 9/25/18 - 3/15/22)	3,017	3,000
RBC Capital Markets Co. at:
0.99%, dated:
2/16/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $10,313,030, 5.14% - 5.37%, 4/15/39 - 12/25/44)	10,017	10,001
2/28/17 due 4/7/17 (Collateralized by Municipal Bond Obligations valued at $5,254,909, 2.00% - 5.25%, 5/01/22 - 10/01/46)	5,009	5,000
1.13%, dated 1/26/17 due 4/7/17 (Collateralized by Corporate Obligations valued at $3,156,625, 1.91% - 7.30%, 4/25/18 - 7/30/46)	3,008	3,000
1.17%, dated 1/31/17 due 4/7/17 (Collateralized by Municipal Bond Obligations valued at $3,365,849, 4.00% - 5.00%, 7/15/29 - 4/01/40)	3,009	3,000
1.19%, dated 2/24/17 due 4/7/17 (Collateralized by Municipal Bond Obligations valued at $9,664,663, 4.00% - 5.00%, 7/15/29 - 7/01/44)	9,027	9,000
SG Americas Securities, LLC at:
1.26%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $3,150,331, 3.90% - 4.50%, 4/01/24 - 3/16/47)	3,000	3,000
1.31%, dated:
3/28/17 due 4/4/17 (Collateralized by Corporate Obligations valued at $5,297,602, 0.00% - 9.75%, 3/10/18 - 3/16/47)	5,001	5,000
3/29/17 due 4/5/17 (Collateralized by Corporate Obligations valued at $5,359,895, 2.00% - 12.00%, 2/14/19 - 8/31/64)	5,001	5,000
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $5,303,999, 1.44% - 9.75%, 2/14/19 - 8/01/47)	5,001	5,000
Wells Fargo Securities, LLC at:
1.06%, dated 3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $4,200,457, 3.75% - 6.00%, 2/15/18 - 10/01/44)	4,000	4,000
1.11%, dated:
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $5,251,074, 4.15% - 4.25%, 10/01/44 - 2/06/47)	5,001	5,000
3/31/17 due 4/3/17 (Collateralized by Equity Securities valued at $18,361,701)	17,002	17,000
1.16%, dated:
3/30/17 due 4/6/17 (Collateralized by Corporate Obligations valued at $10,802,053, 6.38% - 6.73%, 4/28/21 - 4/01/23)	10,002	10,000
3/31/17 due 4/3/17 (Collateralized by Corporate Obligations valued at $10,801,774, 4.00%, 4/01/31)	10,001	10,000
1.65%, dated 2/2/17 due 5/3/17 (Collateralized by Corporate Obligations valued at $3,249,839, 4.00%, 4/01/31)	3,012	3,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $347,000)		347,001
TOTAL INVESTMENT PORTFOLIO - 94.0%
(Cost $1,416,763)		1,416,897
NET OTHER ASSETS (LIABILITIES) - 6.0%		91,172
NET ASSETS - 100%		$1,508,069

Security Type Abbreviations

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $347,001) — See accompanying schedule: Unaffiliated issuers (cost $1,416,763)		$1,416,897
Receivable for fund shares sold		94,745
Interest receivable		620
Prepaid expenses		16
Receivable from investment adviser for expense reductions		55
Total assets		1,512,333
Liabilities
Payable for fund shares redeemed	$3,747
Distributions payable	245
Accrued management fee	156
Other affiliated payables	57
Other payables and accrued expenses	59
Total liabilities		4,264
Net Assets		$1,508,069
Net Assets consist of:
Paid in capital		$1,507,934
Accumulated undistributed net realized gain (loss) on investments		1
Net unrealized appreciation (depreciation) on investments		134
Net Assets		$1,508,069
Class I:
Net Asset Value, offering price and redemption price per share ($539,609.3 ÷ 539,508.41 shares)		$1.0002
Class II:
Net Asset Value, offering price and redemption price per share ($1,003.6 ÷ 1,003.43 shares)		$1.0002
Class III:
Net Asset Value, offering price and redemption price per share ($1,002.8 ÷ 1,002.60 shares)		$1.0002
Select Class:
Net Asset Value, offering price and redemption price per share ($1,447.1 ÷ 1,446.87 shares)		$1.0002
Institutional Class:
Net Asset Value, offering price and redemption price per share ($965,006.6 ÷ 964,827.20 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		For the period June 2, 2016 (commencement of operations) to March 31, 2017
Investment Income
Interest (including $48 from affiliated interfund lending)		$4,614
Expenses
Management fee	$753
Transfer agent fees	212
Distribution and service plan fees	4
Accounting fees and expenses	69
Custodian fees and expenses	44
Independent trustees' fees and expenses	2
Registration fees	177
Audit	42
Miscellaneous	1
Total expenses before reductions	1,304
Expense reductions	(485)	819
Net investment income (loss)		3,795
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1
Total net realized gain (loss)		1
Change in net unrealized appreciation (depreciation) on investment securities		134
Net increase in net assets resulting from operations		$3,930

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	For the period June 2, 2016 (commencement of operations) to March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,795
Net realized gain (loss)	1
Change in net unrealized appreciation (depreciation)	134
Net increase in net assets resulting from operations	3,930
Distributions to shareholders from net investment income	(3,795)
Share transactions - net increase (decrease)	1,507,934
Total increase (decrease) in net assets	1,508,069
Net Assets
Beginning of period	–
End of period	$1,508,069

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Reserves Portfolio Class I

Years ended March 31,	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0000
Income from Investment Operations
Net investment income (loss)	.0047
Net realized and unrealized gain (loss)	.0002
Total from investment operations	.0049
Distributions from net investment income	(.0047)
Total distributions	(.0047)
Net asset value, end of period	$1.0002
Total ReturnC,D	.49%
Ratios to Average Net AssetsE
Expenses before reductions	.25%F
Expenses net of fee waivers, if any	.18%F
Expenses net of all reductions	.18%F
Net investment income (loss)	.68%F
Supplemental Data
Net assets, end of period (in millions)	$540

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Reserves Portfolio Class II

Years ended March 31,	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0000
Income from Investment Operations
Net investment income (loss)	.0034
Net realized and unrealized gain (loss)	.0002
Total from investment operations	.0036
Distributions from net investment income	(.0034)
Total distributions	(.0034)
Net asset value, end of period	$1.0002
Total ReturnC,D	.36%
Ratios to Average Net AssetsE
Expenses before reductions	.56%F
Expenses net of fee waivers, if any	.33%F
Expenses net of all reductions	.33%F
Net investment income (loss)	.53%F
Supplemental Data
Net assets, end of period (in millions)	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Reserves Portfolio Class III

Years ended March 31,	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0000
Income from Investment Operations
Net investment income (loss)	.0026
Net realized and unrealized gain (loss)	.0002
Total from investment operations	.0028
Distributions from net investment income	(.0026)
Total distributions	(.0026)
Net asset value, end of period	$1.0002
Total ReturnC,D	.28%
Ratios to Average Net AssetsE
Expenses before reductions	.66%F
Expenses net of fee waivers, if any	.43%F
Expenses net of all reductions	.43%F
Net investment income (loss)	.43%F
Supplemental Data
Net assets, end of period (in millions)	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Reserves Portfolio Select Class

Years ended March 31,	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0000
Income from Investment Operations
Net investment income (loss)	.0043
Net realized and unrealized gain (loss)	.0002
Total from investment operations	.0045
Distributions from net investment income	(.0043)
Total distributions	(.0043)
Net asset value, end of period	$1.0002
Total ReturnC,D	.45%
Ratios to Average Net AssetsE
Expenses before reductions	.45%F
Expenses net of fee waivers, if any	.23%F
Expenses net of all reductions	.23%F
Net investment income (loss)	.63%F
Supplemental Data
Net assets, end of period (in millions)	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Reserves Portfolio Institutional Class

Years ended March 31,	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0000
Income from Investment Operations
Net investment income (loss)	.0050
Net realized and unrealized gain (loss)	.0002
Total from investment operations	.0052
Distributions from net investment income	(.0050)
Total distributions	(.0050)
Net asset value, end of period	$1.0002
Total ReturnC,D	.52%
Ratios to Average Net AssetsE
Expenses before reductions	.24%F
Expenses net of fee waivers, if any	.14%F
Expenses net of all reductions	.14%F
Net investment income (loss)	.72%F
Supplemental Data
Net assets, end of period (in millions)	$965

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/17	% of fund's investments 9/30/16	% of fund's investments 3/31/16
1 - 7	80.8	76.3	75.4
8 - 30	2.3	1.8	1.4
31 - 60	3.6	4.5	3.6
61 - 90	5.7	3.7	3.3
91 - 180	3.7	2.0	9.8
> 180	3.9	11.7	6.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Variable Rate Demand Notes (VRDNs)	53.0%
Tender Option Bond	15.4%
Other Municipal Security	22.8%
Investment Companies	7.2%
Net Other Assets (Liabilities)	1.6%

As of September 30, 2016
Variable Rate Demand Notes (VRDNs)	30.5%
Tender Option Bond	21.9%
Other Municipal Security	26.0%
Investment Companies	20.4%
Net Other Assets (Liabilities)	1.2%

Current And Historical 7-Day Yields

	3/31/17	12/31/16	9/30/16	6/30/16	3/31/16
Class I	0.70%	0.59%	0.63%	0.30%	0.13%
Class II	0.55%	0.44%	0.48%	0.15%	0.01%
Class III	0.45%	0.34%	0.38%	0.05%	0.01%
Select Class	0.65%	0.54%	0.58%	0.24%	0.08%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2017, the most recent period shown in the table, would have been 0.67% for Class I, 0.52% for Class II, 0.42% for Class III and 0.62% for Select Class.

Tax-Exempt Portfolio

Investments March 31, 2017

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.0%
	Principal Amount (000s)	Value (000s)
Alabama - 4.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 0.96% 4/3/17, VRDN(a)	$13,530	$13,530
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 0.92% 4/7/17, LOC Bank of America NA, VRDN (a)(b)	5,300	5,300
Series 2011 B, 0.92% 4/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,705	9,705
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.96% 4/7/17, VRDN (a)	1,250	1,250
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.):
Series 2011 A, 0.95% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,700	14,700
Series 2011 D, 0.95% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Series 2011 E, 0.95% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Series 2011 I, 0.91% 4/7/17, LOC Bank of Nova Scotia, VRDN (a)(b)	1,600	1,600
		96,085
Alaska - 1.3%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.91% 4/7/17, LOC MUFG Union Bank NA, VRDN (a)	6,700	6,700
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.89% 4/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,860	4,860
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.98% 4/7/17, VRDN (a)	2,600	2,600
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.98% 4/7/17, VRDN (a)	14,500	14,500
		28,660
Arizona - 0.8%
Arizona Health Facilities Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 F, 0.96% 4/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	14,100	14,100
Series 2015 B, 0.96% 4/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,800	4,800
		18,900
Colorado - 2.5%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.9% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	4,115	4,115
0.91% 4/7/17, VRDN (a)	23,450	23,450
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2017 B1, 0.91% 4/7/17, VRDN (a)	14,000	14,000
Series 2017 B2, 0.91% 4/7/17, VRDN (a)	16,000	16,000
		57,565
Connecticut - 3.4%
Connecticut Gen. Oblig. Series 2016 C, 0.9% 4/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	21,000	21,000
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) 2017 Subseries A-3, 0.9% 4/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,900	1,900
Series 2011 C1, 0.92% 4/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	11,435	11,435
Series 2016 F, 0.92% 4/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	25,500	25,500
Series E 3, 0.92% 4/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	17,200	17,200
		77,035
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.03% 4/7/17, VRDN (a)	300	300
Series 1999 A, 0.95% 4/7/17, VRDN (a)	1,900	1,900
		2,200
District Of Columbia - 2.5%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.95% 4/7/17, LOC Freddie Mac, VRDN (a)	3,100	3,100
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.97% 4/7/17, LOC Bank of America NA, VRDN (a)	1,200	1,200
(The AARP Foundation Proj.) Series 2004, 0.91% 4/7/17, LOC Bank of America NA, VRDN (a)	20,790	20,790
(The Pew Charitable Trust Proj.) Series 2008 A, 0.93% 4/7/17, LOC PNC Bank NA, VRDN (a)	20,500	20,500
(Washington Drama Society, Inc. Proj.) Series 2008, 0.94% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	4,205	4,205
Series 2006, 0.91% 4/7/17, LOC Wells Fargo Bank NA, VRDN (a)	7,850	7,850
		57,645
Florida - 1.3%
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.91% 4/3/17, VRDN (a)	7,200	7,200
Miami-Dade County Series 2014 A, 0.92% 4/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,600	4,600
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.95% 4/7/17, LOC Branch Banking & Trust Co., VRDN (a)	4,100	4,100
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A2, 0.92% 4/7/17, LOC Northern Trust Co., VRDN (a)	13,400	13,400
		29,300
Georgia - 3.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 1.33% 4/3/17, VRDN (a)	7,400	7,400
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.89% 4/7/17, LOC Bank of America NA, VRDN (a)	9,800	9,800
Series 2010 B, 0.89% 4/7/17, LOC Bank of America NA, VRDN (a)	7,205	7,205
Effingham County Indl. Dev. Auth. Poll Cont. 1.36% 4/3/17, VRDN (a)	6,370	6,370
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.33% 4/3/17, VRDN(a)	1,700	1,700
Series 2008, 1.33% 4/3/17, VRDN(a)	28,040	28,040
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.92% 4/7/17, LOC Northern Trust Co., VRDN (a)	8,100	8,100
		68,615
Illinois - 8.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.92% 4/7/17, LOC Barclays Bank PLC, VRDN (a)	1,400	1,400
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.95% 4/7/17, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	7,000	7,000
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.89% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	2,200	2,200
Series 2008 C, 0.89% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	3,495	3,495
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.93% 4/7/17, LOC Barclays Bank PLC, VRDN (a)	11,220	11,220
Series 2008 B, 0.93% 4/7/17, LOC Barclays Bank PLC, VRDN (a)	33,780	33,780
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.93% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	10,005	10,005
Series 2007 F, 0.92% 4/7/17, LOC Barclays Bank PLC, VRDN (a)	20,000	20,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.95% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	11,535	11,535
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.91% 4/7/17, LOC Bank of America NA, VRDN (a)	8,500	8,500
Series 2007 A 2B, 0.91% 4/7/17, LOC PNC Bank NA, VRDN (a)	22,400	22,400
Series 2007 A-2A, 0.91% 4/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	20,950	20,950
Series 2007 A1, 0.91% 4/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	26,500	26,500
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.91% 4/7/17, LOC Freddie Mac, VRDN (a)	6,000	6,000
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.95% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,600	5,600
Series 2008, 0.94% 4/7/17, LOC Wells Fargo Bank NA, VRDN (a)	4,300	4,300
		194,885
Indiana - 1.3%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.9% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	13,865	13,865
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.88% 4/7/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	8,400	8,400
Lawrenceburg Poll. Cont. Rev.:
( Indiana Michigan Pwr. Co. Proj.) Series I, 1.07% 4/7/17, VRDN (a)	500	500
(Indiana Michigan Pwr. Co. Proj.) Series H, 1.07% 4/7/17, VRDN (a)	1,200	1,200
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.92% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	4,570	4,570
		28,535
Iowa - 2.7%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.95% 4/7/17, LOC MUFG Union Bank NA, VRDN (a)	14,435	14,435
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.94% 4/7/17, VRDN (a)	5,800	5,800
Iowa Fin. Auth. Poll. Cont. Facility Rev.:
(MidAmerican Energy Proj.) Series 2008 B, 0.89% 4/7/17, VRDN (a)	29,600	29,600
(Midamerican Energy Proj.) Series 2016 A, 0.89% 4/7/17, VRDN (a)	9,300	9,300
Iowa Higher Ed. Ln. Auth. Rev. (Loras College Proj.) Series 2000, 0.97% 4/3/17, LOC Bank of America NA, VRDN (a)	1,500	1,500
		60,635
Louisiana - 1.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.9% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	11,135	11,135
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.95% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	3,450	3,450
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.95% 4/7/17, LOC Bank of America NA, VRDN (a)	800	800
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.91% 4/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,200	3,200
Series 2010, 0.91% 4/7/17, LOC Mizuho Bank Ltd., VRDN (a)	6,600	6,600
Series 2011, 0.91% 4/7/17, LOC Bank of Nova Scotia, VRDN (a)	6,800	6,800
		31,985
Michigan - 0.5%
Michigan Fin. Auth. Rev. (Hosp. Proj.) Series 2016 E2, 0.86% 4/7/17, VRDN (a)	10,400	10,400
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.95% 4/7/17, LOC Bank of America NA, VRDN (a)	10,150	10,150
Nevada - 2.5%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.92% 4/7/17, LOC Bank of America NA, VRDN (a)	5,750	5,750
Reno Cap. Impt. Rev. Series 2005 A, 0.95% 4/7/17, LOC Bank of America NA, VRDN (a)	11,200	11,200
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.91% 4/7/17, LOC MUFG Union Bank NA, VRDN (a)	35,250	35,250
Series 2008 B, 0.92% 4/7/17, LOC MUFG Union Bank NA, VRDN (a)	3,500	3,500
		55,700
New Jersey - 0.3%
New Jersey Health Care Facilities Fing. Auth. Rev. (AHS Hosp. Corp. Proj.) Series 2008 B, 0.92% 4/7/17, LOC Bank of America NA, VRDN (a)	6,500	6,500
New York - 5.5%
New York City Transitional Fin. Auth. Rev.:
Series 1999 A2, 0.95% 4/7/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	20,500	20,500
Series 2003 1A, 0.96% 4/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,405	11,405
New York Hsg. Fin. Agcy. Rev.:
(88 Leonard Street Proj.) Series 2005 A, 0.87% 4/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	22,700	22,700
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.87% 4/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,610	6,610
Series 2010 A:
0.95% 4/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000	2,000
0.95% 4/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,900	1,900
Series 2012 A, 0.89% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,800	2,800
Series 2013 A:
0.88% 4/7/17, LOC Wells Fargo Bank NA, VRDN (a)	4,800	4,800
0.92% 4/7/17, LOC Wells Fargo Bank NA, VRDN (a)	9,600	9,600
Series 2013 A1, 0.9% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	15,400	15,400
Series 2013 A3, 0.95% 4/7/17, LOC Bank of America NA, VRDN (a)	1,800	1,800
Series 2015 A, 0.87% 4/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000	2,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 0.95% 4/7/17, LOC Mizuho Bank Ltd., VRDN (a)	3,000	3,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 C, 0.93% 4/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,650	2,650
Series 2005 B3, 0.93% 4/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,100	12,100
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.9% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	6,200	6,200
		125,465
North Carolina - 0.8%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.93% 4/7/17, LOC Rabobank Nederland New York Branch, VRDN (a)	600	600
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.95% 4/7/17, LOC Branch Banking & Trust Co., VRDN (a)	3,400	3,400
Series 2008 A2, 0.95% 4/7/17, LOC Branch Banking & Trust Co., VRDN (a)	2,700	2,700
(Deerfield Episcopal Retirement Proj.) Series 2008 B, 0.93% 4/7/17, LOC Branch Banking & Trust Co., VRDN (a)	1,500	1,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.95% 4/7/17, LOC Cr. Industriel et Commercial, VRDN (a)	9,900	9,900
		18,100
Ohio - 0.9%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.96% 4/7/17, VRDN (a)	19,400	19,400
Oklahoma - 0.6%
Univ. Hospitals Trust Rev. Series 2005 A, 0.91% 4/7/17, LOC Bank of America NA, VRDN (a)	12,900	12,900
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.94% 4/7/17, LOC PNC Bank NA, VRDN (a)	9,550	9,550
(South Hills Health Sys. Proj.) Series 2000 A, 0.94% 4/7/17, LOC PNC Bank NA, VRDN (a)	4,000	4,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.96% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,000	1,000
Haverford Township School District Series 2009, 0.92% 4/7/17, LOC TD Banknorth, NA, VRDN (a)	3,370	3,370
Indiana County Hosp. Auth. Series 2014 B, 0.96% 4/7/17, LOC PNC Bank NA, VRDN (a)	3,400	3,400
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.01% 4/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
(Willow Valley Retirement Proj.) Series 2009 B, 0.95% 4/7/17, LOC PNC Bank NA, VRDN (a)	3,855	3,855
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.94% 4/7/17, LOC PNC Bank NA, VRDN (a)	2,540	2,540
Series 2011 B, 0.94% 4/7/17, LOC PNC Bank NA, VRDN (a)	3,395	3,395
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.94% 4/7/17, LOC PNC Bank NA, VRDN (a)	1,000	1,000
		32,615
Tennessee - 1.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.96% 4/7/17, LOC Bank of America NA, VRDN (a)	1,845	1,845
Series 2003, 1% 4/3/17, LOC Bank of America NA, VRDN (a)	5,210	5,210
Series 2004, 1% 4/3/17, LOC Bank of America NA, VRDN (a)	1,700	1,700
Series 2008, 1% 4/3/17, LOC Bank of America NA, VRDN (a)	7,200	7,200
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2004, 1% 4/3/17, LOC Bank of America NA, VRDN (a)	3,150	3,150
Series 2006, 1% 4/3/17, LOC Bank of America NA, VRDN (a)	5,000	5,000
		24,105
Texas - 4.9%
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.91% 4/7/17, LOC Bank of America NA, VRDN (a)	8,250	8,250
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.9% 4/7/17, LOC Freddie Mac, VRDN (a)	1,900	1,900
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.99% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,425	5,425
Harris County Hosp. District Rev. Series 2010, 0.92% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	1,980	1,980
Houston Util. Sys. Rev. Series 2004 B3, 0.92% 4/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	14,250	14,250
Port Arthur Nav District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.92% 4/7/17 (Total SA Guaranteed), VRDN (a)	400	400
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.15% 4/3/17, VRDN (a)	12,150	12,150
Series 2009 A, 1.15% 4/3/17, VRDN (a)	5,200	5,200
Series 2009 B, 1.16% 4/3/17, VRDN (a)	1,800	1,800
Series 2009 C, 1.16% 4/3/17, VRDN (a)	14,400	14,400
Series 2010 C, 1.16% 4/3/17, VRDN (a)	300	300
Series 2010 D:
1.15% 4/3/17, VRDN (a)	535	535
1.16% 4/3/17, VRDN (a)	1,000	1,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 0.92% 4/7/17 (Total SA Guaranteed), VRDN (a)	1,600	1,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.92% 4/7/17 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.92% 4/7/17 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.91% 4/7/17, LOC JPMorgan Chase Bank, VRDN (a)	4,880	4,880
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 0.88% 4/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	22,925	22,925
Series 2015 B, 0.95% 4/7/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	8,000	8,000
		109,995
Washington - 0.3%
King County Swr. Rev. Series 2001 A, 0.95% 4/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,200	7,200
West Virginia - 0.6%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.96% 4/7/17, LOC Branch Banking & Trust Co., VRDN (a)	14,400	14,400
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.98% 4/7/17, VRDN (a)	1,400	1,400
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.98% 4/7/17, VRDN (a)	600	600
		2,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,200,975)		1,200,975

Tender Option Bond - 15.4%
Alabama - 0.2%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Arizona - 0.5%
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters XF 05 19, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,900	1,900
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.01% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	520	520
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 0.98%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200	1,200
Participating VRDN Series 16 XM 02 45, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,605	3,605
		10,725
California - 0.4%
Dignity Health Participating VRDN Series 17 04, 0.99% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 1.21%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.98% 4/7/17 (Liquidity Facility Bank of America NA) (a)(c)	4,980	4,980
		8,180
Colorado - 0.7%
Cherry Creek School District No. 5 Gen. Oblig. Bonds Series Solar 17 3, 1.11%, tender 4/20/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	600	600
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,245	1,245
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.11% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	600	600
Series ZF 04 17, 1.06% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	200	200
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 16 0004, 0.95% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,900	4,900
Series Floaters 16 XF1031, 1.06% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,500	2,500
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.98%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,300	1,300
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 1.11%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,200	3,200
Participating VRDN Series XM 03 05, 0.94% 4/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,800	1,800
		16,345
District Of Columbia - 0.4%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.08% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900	900
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 12, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,155	7,155
Series XF 23 41, 0.98% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	300	300
		8,355
Florida - 0.7%
Brooks Health Sys. Participating VRDN Series XG 0064, 1.07% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,500	2,500
Central Florida Expressway Bonds Series RBC E 62, 1.11%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,695	2,695
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 12017, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,900	1,900
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 0.98%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,800	2,800
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.08% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.09% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,300	1,300
Miami-Dade County Gen. Oblig. Participating VRDN Series XM 04 70, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,670	1,670
RBC Muni. Products, Inc. Trust Bonds Series E70, 1.11%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	700	700
		15,965
Georgia - 0.4%
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.96% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	900	900
Fulton County Gen. Oblig. Bonds Series 2017 07, 0.98%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,300	1,300
Private Colleges & Univs. Auth. Rev. Emory Univ. Participating VRDN Series Floaters 16 XF0517, 0.95% 4/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,500	7,500
		9,700
Hawaii - 0.0%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.98%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	605	605
Illinois - 1.0%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.16% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	100	100
Illinois Fin. Auth. Rev. Participating VRDN:
Series Putters 0022, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,795	3,795
Series Putters 3379, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.01% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	700	700
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.99% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series 15 XF2202, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,150	1,150
Series 15 XM 0078, 0.96% 4/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,180	5,180
Series Floaters XL 00 41, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,100	1,100
Series XF 23 98, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,780	2,780
Series ZF 24 04, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,635	1,635
The County of Cook Participating VRDN Series XF 23 13, 1.06% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	300	300
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.97% 4/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	500	500
		23,735
Indiana - 0.3%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.09% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,000	2,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.11%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,400	5,400
		7,400
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.07% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200	1,200
Louisiana - 0.5%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.96% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,500	8,500
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.01% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,860	1,860
		10,360
Maryland - 0.1%
Baltimore County Gen. Oblig. Bonds Series Solar 17 22, 0.96%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,300	1,300
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.14% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,000	2,000
		3,300
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.94% 4/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	6,200	6,200
Series Clipper 07 41, 0.94% 4/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,300	1,300
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,630	2,630
		10,130
Michigan - 0.4%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	300	300
Michigan Fin. Auth. Rev. Participating VRDN Series 15 XF0126, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series 15 XF0113, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,625	6,625
		8,925
Nebraska - 0.1%
Douglas County School District #1 Bonds Series 2016 27, 1.11%, tender 6/29/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,200	2,200
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Floaters XX 10 04, 0.97% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	600	600
		2,800
Nevada - 0.4%
Clark County Fuel Tax:
Bonds Series Solar 17 25, 1.09%, tender 6/22/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000	1,000
Participating VRDN:
ROC II R 11836, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,450	3,450
Series ROC II R 11507, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,345	5,345
		9,795
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.1% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	300	300
New York - 0.9%
New York City Gen. Oblig. Participating VRDN Series 15 ZF0198, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,690	3,690
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11916, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,235	1,235
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11902, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,800	3,800
Series ROC II R 14022, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,185	2,185
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,185	3,185
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
		20,520
North Carolina - 1.1%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,695	2,695
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0051, 0.95% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,500	9,500
Series EGL 14 0052, 0.95% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,850	2,850
Series MS 15 ZM0105, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,185	2,185
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.94% 4/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,765	4,765
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.98%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	600	600
		24,595
Ohio - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.07% 4/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	400	400
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.11%, tender 6/29/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.13% 5/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000	1,000
Ohio Hosp. Facilities Rev. Participating VRDN Series 2015 XF0105, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
		3,700
Oklahoma - 0.0%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.98%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	600	600
Oregon - 0.2%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.21%, tender 6/8/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	890	890
		3,890
Pennsylvania - 0.5%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series 15 ZF0174, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.11%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,300	5,300
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,500	1,500
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000	1,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.11%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,455	2,455
		11,255
South Carolina - 0.4%
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, 0.98%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000	1,000
Lancaster County School District Bonds Series Solar 17 21, 1.09%, tender 6/8/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	600	600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 1.03% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,130	3,130
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1% 4/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,100	4,100
		8,830
Tennessee - 0.1%
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 1.01% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Texas - 3.0%
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,375	3,375
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Conroe Independent School District Bonds Series 2016 15, 0.98%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,300	1,300
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.98%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	800	800
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 3227, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,995	2,995
Friendswood Independent School District Participating VRDN Series 16 XM 02 40, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300	1,300
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.94% 4/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	36,800	36,800
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Sewries 16 ZF0312, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,485	10,485
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.98%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,295	1,295
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	800	800
Texas Gen. Oblig. Participating VRDN Series Floaters XM 04 04, 0.94% 4/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750	3,750
		67,900
Utah - 0.5%
Riverton Hosp. Rev.:
Bonds Series WF 11 35C, 1.21%, tender 8/3/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,530	5,530
Participating VRDN Series RBC ZF 0274, 0.96% 4/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,400	1,400
Utah County Hosp. Rev. Participating VRDN Series ZF 04 96, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,600	3,600
		10,530
Vermont - 0.1%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.01% 4/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,850	2,850
Virginia - 0.0%
Univ. of Virginia Gen. Rev. Bonds Series Solar 17 17, 1.09%, tender 5/25/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	600	600
Virginia Gen. Oblig. Bonds Series 2016 11, 0.98%, tender 4/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	500	500
		1,100
Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 0.94% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,885	2,885
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.95% 4/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Series Floater 3090, 0.94% 4/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	12,021	12,021
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 17 19, 1.09%, tender 5/25/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	600	600
Series WF 11-18C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	600	600
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 1.11%, tender 4/27/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200	1,200
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 1.21%, tender 8/17/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,500	2,500
Participating VRDN:
Series 15 ZM0121, 0.94% 4/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,250	1,250
Series 16 XM0219, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,335	4,335
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,625	4,625
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.94% 4/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,530	2,530
		33,546
Wisconsin - 0.3%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.95% 4/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,000	1,000
Series Clipper 09 53, 0.95% 4/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	800	800
Wisconsin Health & Edl. Facilities Participating VRDN Series XM 04 79, 0.94% 4/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,500	4,500
		6,300
TOTAL TENDER OPTION BOND
(Cost $349,936)		349,936

Other Municipal Security - 22.8%
Alabama - 0.3%
Huntsville Health Care Auth. Rev.:
0.81% 5/22/17, CP	3,000	3,000
0.83% 6/5/17, CP	3,600	3,600
		6,600
Arizona - 0.6%
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	1,425	1,472
Arizona Trans. Board Excise Tax Rev. Bonds Series 2007, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	5,540	5,596
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.72% 4/6/17, CP	2,600	2,600
0.81% 4/19/17, CP	4,300	4,300
		13,968
California - 0.6%
California Gen. Oblig. Series 11A2, 0.81% 6/5/17, LOC Royal Bank of Canada, CP	1,500	1,500
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 1.02%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada) (a)	5,900	5,900
Series 2010 B, 1.02%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada) (a)	2,560	2,560
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2016, 0.99% 4/4/17 (Liquidity Facility Royal Bank of Canada), CP	3,000	3,000
		12,960
Colorado - 1.1%
Colorado Ed. Ln. Prog. TRAN:
Series 2016 A:
2% 6/29/17	3,750	3,760
5% 6/29/17	5,400	5,453
Series 2016 B, 3% 6/29/17	2,800	2,815
Colorado Gen. Fdg. Rev. TRAN Series 2016 A, 2% 6/27/17	5,700	5,715
Colorado Springs Utils. Rev.:
Series A, 0.8% 6/15/17, LOC Bank of America NA, CP	1,800	1,800
Series B, 0.73% 4/6/17, LOC Bank of America NA, CP	4,900	4,900
		24,443
Connecticut - 0.6%
Bethel Gen. Oblig. BAN Series 2017, 1.25% 10/17/17	1,155	1,157
Connecticut Gen. Oblig. Bonds:
Series 2013 A:
0.96% 7/1/17 (a)	1,000	1,000
0.96% 1/1/18 (a)	300	300
Series 2016 E, 2% 10/15/17	1,500	1,508
Series 2016 G, 4% 11/1/17	3,500	3,558
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S-2, 0.7% tender 4/5/17, CP mode	1,500	1,500
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	1,800	1,806
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17	1,600	1,607
Rocky Hill Gen. Oblig. BAN Series 2016, 1.5% 6/22/17	1,400	1,402
		13,838
District Of Columbia - 0.3%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 01, 0.78% 6/6/17, LOC JPMorgan Chase Bank, CP	2,500	2,500
Series 1, 0.77% 4/25/17, LOC JPMorgan Chase Bank, CP	3,800	3,800
		6,300
Florida - 1.5%
Florida Local Govt. Fin. Cmnty. Series 11A1:
0.74% 4/4/17, LOC JPMorgan Chase Bank, CP	5,700	5,700
0.78% 5/4/17, LOC JPMorgan Chase Bank, CP	6,100	6,100
Jacksonville Gen. Oblig. Series 04A, 0.8% 6/1/17, LOC Bank of America NA, CP	4,900	4,900
Miami-Dade County Wtr. & Swr. Rev. Series A1, 0.8% 5/4/17, LOC Barclays Bank PLC, CP	8,200	8,200
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 1.21%, tender 10/27/17 (a)	1,000	1,000
Series 2014 A1, 1.16%, tender 10/27/17 (a)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, 1.21%, tender 10/27/17 (a)	5,300	5,300
		35,000
Georgia - 1.3%
Atlanta Arpt. Rev.:
Series D1, 0.85% 6/30/17, LOC Bank of America NA, CP	1,000	1,000
Series D3, 0.85% 6/30/17, LOC Bank of America NA, CP	3,077	3,077
Series E1, 0.93% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,745	2,745
Series E3, 0.92% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	275	275
Atlanta Wtr. & Wastewtr. Rev. Series 15A1, 0.82% 4/10/17, LOC PNC Bank NA, CP	2,900	2,900
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 0.75% tender 4/3/17, LOC Barclays Bank PLC, CP mode	1,900	1,900
Series B:
0.75% 4/7/17, LOC PNC Bank NA, CP	4,800	4,800
0.87% 5/18/17, LOC TD Banknorth, NA, CP	2,700	2,700
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.02%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	5,250	5,250
Series 2010 A2, 1.02%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	5,680	5,680
		30,327
Hawaii - 0.2%
Honolulu City & County Gen. Oblig.:
Series B1, 0.82% 6/6/17, LOC Sumitomo Mitsui Banking Corp., CP	2,500	2,500
Series B2, 0.82% 6/6/17, LOC Sumitomo Mitsui Banking Corp., CP	1,600	1,600
		4,100
Illinois - 1.2%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2008 A, 5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,100	3,190
Illinois Fin. Auth. Ed. Rev. Series LOY, 0.8% 6/1/17, LOC PNC Bank NA, CP	3,700	3,700
Illinois Fin. Auth. Rev. Bonds:
( Hosp. Sisters Svcs., Inc. Proj.):
0.81% tender 6/1/17, CP mode	2,700	2,700
0.87% tender 6/7/17, CP mode	1,100	1,100
(Advocate Health Care Network Proj.) Series 2011 B, 1.21%, tender 10/27/17 (a)	600	600
(Hosp. Sisters Svcs., Inc. Proj.):
Series 2012 H, 0.81% tender 7/6/17, CP mode	4,485	4,485
Series 2012 I, 0.75% tender 4/6/17, CP mode	4,200	4,200
0.89% tender 8/3/17, CP mode	1,600	1,600
0.94% tender 8/3/17, CP mode	2,800	2,800
Series E, 5%, tender 5/1/17 (a)	285	286
Southwestern Ill Dev. Auth. Heal Bonds (Hosp. Sisters Svcs., Inc. Proj.):
0.74% tender 4/5/17, CP mode	1,100	1,100
0.81% tender 6/5/17, CP mode	1,600	1,600
		27,361
Indiana - 0.5%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Proj.) Series D-2, 0.72% tender 4/5/17, CP mode	4,700	4,700
Indianapolis Gas Util. Sys. Rev.:
0.77% 4/10/17, LOC JPMorgan Chase Bank, CP	2,800	2,800
0.77% 4/10/17, LOC JPMorgan Chase Bank, CP	2,800	2,800
		10,300
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	5,100	5,114
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds ( Louisville Gas & Elec. Co. Proj.) 0.87% tender 5/2/17, CP mode	2,000	2,000
Maryland - 0.4%
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.78%, tender 6/1/17 (a)	9,100	9,100
Massachusetts - 0.8%
Massachusetts Gen. Oblig. Bonds Series B, 1.39% 2/1/18 (a)(b)	8,000	8,010
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.82% tender 4/19/17, CP mode	4,200	4,200
Series 1993 B, 1% tender 5/4/17, CP mode	1,700	1,700
Series 1993-A, 0.9% tender 4/25/17, CP mode	1,900	1,900
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series B, 0.83% 6/6/17, LOC Citibank NA, CP	3,100	3,100
		18,910
Michigan - 1.1%
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/17	3,500	3,536
Michigan Gen. Oblig. Bonds (Envir. Prog.):
Series 2008 A, 5% 5/1/17	2,600	2,609
Series 2012, 5% 11/1/17	13,715	14,044
Univ. of Michigan Rev.:
Series K1, 0.77% 5/2/17, CP	2,000	2,000
Series K2:
0.78% 11/27/17, CP	600	600
0.9% 12/12/17, CP	2,500	2,500
		25,289
Minnesota - 0.2%
Univ. of Minnesota Gen. Oblig.:
Series 07C, 0.72% 4/4/17, CP	2,800	2,800
Series 09D, 0.73% 4/5/17, CP	1,600	1,600
		4,400
Missouri - 0.2%
Curators of the Univ. of Missouri Series A, 0.81% 6/1/17, CP	2,800	2,800
Saint Louis Gen. Fund Rev. TRAN Series 2016, 2% 6/1/17	1,300	1,303
		4,103
Montana - 0.1%
Montana Board of Invt. Bonds Series 2013, 1.2%, tender 3/1/18 (a)	1,300	1,300
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev. Series A:
0.74% 4/10/17, CP	1,500	1,500
0.75% 4/4/17, CP	1,700	1,700
0.82% 4/18/17, CP	2,200	2,200
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.76% 5/4/17, CP	1,500	1,500
0.8% 4/3/17, CP	1,400	1,400
0.8% 4/6/17, CP	1,500	1,500
0.8% 6/1/17, CP	1,300	1,300
0.81% 6/2/17, CP	1,400	1,400
0.89% 7/3/17, CP	1,100	1,100
0.89% 7/5/17, CP	1,600	1,600
0.89% 7/6/17, CP	1,600	1,600
0.94% 8/3/17, CP	1,000	1,000
		17,800
Nevada - 0.2%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06A:
0.8% 5/1/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,300	2,300
0.8% 6/2/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,300	2,300
		4,600
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.85% tender 4/6/17, CP mode	2,500	2,500
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,890	2,947
		5,447
New Jersey - 0.8%
Burlington County Bridge Commission Lease Rev. BAN Series 2016 B, 2% 4/26/17	800	801
Burlington County Gen. Oblig. BAN Series 2016 A, 2% 5/16/17	1,500	1,502
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18 (e)	1,900	1,924
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	2,300	2,305
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	2,100	2,119
New Jersey Econ. Dev. Auth. Rev. Bonds 5% 12/15/17 (Escrowed to Maturity)	4,018	4,126
Paramus BAN Series 2017, 2% 2/16/18	2,400	2,419
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	2,500	2,514
		17,710
New York - 1.0%
Albany County Gen. Oblig. BAN Series 2016, 2% 5/25/17	2,123	2,127
Bay Shore Union Free School District TAN Series 2016, 2% 6/23/17	1,800	1,804
Bayport-Blue Point Union Free School District TAN Series 2016, 2% 6/27/17	500	501
Islip Union Free School District TAN Series 2016, 2% 6/23/17	1,000	1,002
New York City Gen. Oblig. Bonds Series 2014 J, 5% 8/1/17	2,000	2,028
New York City Transitional Fin. Auth. Rev. Bonds Series 2011 E, 5% 11/1/17	2,000	2,046
New York City Trust For Cultural Bonds (American Museum of Natural History Proj.) Series 2014 B1, 1.01%, tender 10/6/17 (a)	1,125	1,125
New York Pwr. Auth.:
Series 1, 0.7% 4/3/17, CP	4,300	4,300
Series 2, 0.81% 6/1/17, CP	5,400	5,400
Rochester Gen. Oblig. BAN Series I, 2% 8/4/17	2,400	2,409
Tonawanda Town BAN Series 2016, 2% 8/31/17	700	703
		23,445
Ohio - 1.8%
Clark County Gen. Oblig. BAN Series 2016 2, 1.75% 5/3/17	500	500
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18 (e)	700	705
Franklin County Rev. Bonds Series 2013 OH, 0.75%, tender 6/1/17 (a)	5,000	5,000
Huber Heights BAN Series 2016, 2.75% 12/12/17	1,611	1,625
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.):
Series 08 B5, 0.75% tender 5/3/17, CP mode	13,100	13,100
Series 2008 B6, 0.78% tender 4/5/17, CP mode	4,100	4,100
(Cleveland Clinic Foundtn (THE) Proj.) 0.82% tender 6/12/17, CP mode	4,300	4,300
(Cleveland Clinic Foundtn (THE) Proj.):
0.8% tender 6/5/17, CP mode	3,600	3,600
0.95% tender 7/6/17, CP mode	2,900	2,900
(Cleveland Clinic Fountation Proj.) Series 08 B5, 0.77% tender 5/24/17, CP mode	700	700
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.8% tender 4/4/17, CP mode	1,200	1,200
Tallmadge School District Gen. Oblig. BAN Series 2017, 2% 6/1/17	1,600	1,603
Winton Woods City School District BAN Series 2017, 1.75% 7/27/17 (Ohio Gen. Oblig. Guaranteed)	500	501
		39,834
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.85% 5/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	500	500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 1.26%, tender 10/27/17 (a)	1,750	1,750
		2,250
Pennsylvania - 0.1%
Philadelphia Gas Works Rev. Series 2, 0.82% 4/3/17, LOC PNC Bank NA, CP	1,800	1,800
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 05B, 0.8% tender 4/4/17, CP mode	1,400	1,400
		3,200
South Carolina - 0.2%
Spartanburg County School District No. 7 BAN Series 2016 D, 2% 11/15/17	4,000	4,029
Tennessee - 0.3%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
0.86% 5/16/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,800	2,800
1.05% 6/1/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,900	2,900
		5,700
Texas - 5.0%
Austin Elec. Util. Sys. Rev. Series A:
0.72% 4/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,600	9,600
0.73% 4/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,500	1,500
0.75% 4/10/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,215	4,215
0.85% 6/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,800	4,800
Fort Bend Independent School District:
0.78% 5/17/17 (Liquidity Facility JPMorgan Chase Bank), CP	1,100	1,100
0.81% 5/17/17 (Liquidity Facility JPMorgan Chase Bank), CP	3,300	3,300
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
( Memorial Hermann Hosp. Sys. Proj.) 0.85% tender 7/6/17, CP mode	5,500	5,500
(Memorial Hermann Hosp. Sys. Proj.) Series 2016 B3, 0.75% tender 5/3/17, CP mode	4,300	4,300
(Texas Children's Hosp. Proj.) Series 2015 2, 1.11%, tender 10/27/17 (a)	2,900	2,900
Series 16B2, 0.8% tender 4/3/17, CP mode	3,900	3,900
Harris County Gen. Oblig.:
Series A1, 0.75% 4/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,100	2,100
Series D, 0.75% 4/3/17 (Liquidity Facility JPMorgan Chase Bank), CP	3,500	3,500
Harris County Metropolitan Trans. Auth.:
Series A1:
0.8% 4/3/17 (Liquidity Facility JPMorgan Chase Bank), CP	2,900	2,900
0.82% 4/13/17 (Liquidity Facility JPMorgan Chase Bank), CP	3,000	3,000
0.95% 4/11/17 (Liquidity Facility JPMorgan Chase Bank), CP	2,200	2,200
Series A3, 0.82% 4/13/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,300	1,300
Houston Gen. Oblig.:
Series E1, 0.7% 4/3/17, LOC Citibank NA, CP	1,500	1,500
TRAN Series 2016, 2% 6/30/17	1,900	1,905
Lower Colorado River Auth. Rev.:
Series 2016, 0.8% 4/6/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	800	800
Series A:
0.74% 4/3/17, LOC JPMorgan Chase Bank, CP	1,400	1,400
0.85% 5/3/17, LOC JPMorgan Chase Bank, CP	2,000	2,000
Series B:
0.8% 6/1/17, LOC State Street Bank & Trust Co., Boston, CP	1,900	1,900
0.81% 6/5/17, LOC State Street Bank & Trust Co., Boston, CP	2,400	2,400
0.95% 6/1/17, LOC State Street Bank & Trust Co., Boston, CP	1,176	1,176
0.89% 7/5/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,494	1,494
North Texas Tollway Auth. Rev. Bonds 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,130	2,203
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 1.21%, tender 10/27/17 (a)	8,400	8,400
Series 2013 B, 1.21%, tender 10/27/17 (a)	2,400	2,400
Texas A&M Univ. Rev. Series B:
0.74% 4/3/17, CP	2,200	2,200
0.83% 5/3/17, CP	1,100	1,100
Texas Muni. Pwr. Agcy. Rev.:
Bonds Series 2015, 0% 9/1/17 (Escrowed to Maturity)	1,200	1,195
Series 05, 0.75% 4/10/17, LOC Barclays Bank PLC, CP	9,700	9,700
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007:
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	800	800
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	1,800	1,800
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2016 J, 5% 8/15/17	1,500	1,523
Series A:
0.7% 4/3/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,000	3,000
0.96% 7/13/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,800	2,800
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.87% 8/14/17, CP	2,700	2,700
Upper Trinity Reg'l. Wtr. District 0.81% 7/6/17, LOC Bank of America NA, CP	3,050	3,050
		113,561
Virginia - 0.1%
Norfolk Econ. Dev. Auth. Rev. Series 97, 0.85% 6/5/17, CP	2,900	2,900
Washington - 0.2%
Univ. of Washington Univ. Revs. Series 8:
0.8% 4/3/17, CP	2,200	2,200
0.82% 5/2/17, CP	2,500	2,500
		4,700
Wisconsin - 0.7%
Wisconsin Gen. Oblig.:
Series 06A, 0.73% 4/5/17 (Liquidity Facility BMO Harris Bank NA), CP	1,800	1,800
Series 16A, 0.77% 5/1/17 (Liquidity Facility BMO Harris Bank NA), CP	9,900	9,900
Wisconsin Trans. Rev.:
Series 06A, 0.74% 4/10/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,200	1,200
Series 13A, 0.86% 4/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,300	1,300
Series 97A, 0.8% 6/1/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,900	1,900
		16,100
TOTAL OTHER MUNICIPAL SECURITY
(Cost $516,689)		516,689
	Shares (000s)	Value (000s)

Investment Company - 7.2%
Fidelity Tax-Free Cash Central Fund, 0.88% (f)(g)
(Cost $164,328)	164,322	164,328
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $2,231,928)		2,231,928
NET OTHER ASSETS (LIABILITIES) - 1.6%		35,820
NET ASSETS - 100%		$2,267,748

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,315,000 or 4.0% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,180,000 or 1.5% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Central Florida Expressway Bonds Series RBC E 62, 1.11%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada)	8/1/16	$2,695
Douglas County School District #1 Bonds Series 2016 27, 1.11%, tender 6/29/17 (Liquidity Facility U.S. Bank NA, Cincinnati)	12/30/16	$2,200
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.11%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$5,400
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 1.21%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.11%, tender 6/29/17 (Liquidity Facility U.S. Bank NA, Cincinnati)	12/23/16	$700
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.11%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 12/1/16	$5,300
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	11/10/16	$1,500
RBC Muni. Products, Inc. Trust Bonds Series E70, 1.11%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada)	11/1/16	$700
Riverton Hosp. Rev. Bonds Series WF 11 35C, 1.21%, tender 8/3/17 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 1.11%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada)	5/26/16 - 8/1/16	$3,200
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.11%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16 - 10/3/16	$2,455
Washington Gen. Oblig. Bonds Series WF 11-16C, 1.21%, tender 8/17/17 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$1,327
Total	$1,327

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,067,600)	$2,067,600
Fidelity Central Funds (cost $164,328)	164,328
Total Investments (cost $2,231,928)		$2,231,928
Receivable for investments sold		30,103
Receivable for fund shares sold		16,880
Interest receivable		3,537
Distributions receivable from Fidelity Central Funds		99
Prepaid expenses		1
Receivable from investment adviser for expense reductions		58
Other receivables		56
Total assets		2,282,662
Liabilities
Payable to custodian bank	$58
Payable for investments purchased
Regular delivery	1,900
Delayed delivery	2,629
Payable for fund shares redeemed	9,563
Distributions payable	282
Accrued management fee	259
Distribution and service plan fees payable	1
Other affiliated payables	131
Other payables and accrued expenses	91
Total liabilities		14,914
Net Assets		$2,267,748
Net Assets consist of:
Paid in capital		$2,267,764
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		(14)
Net Assets		$2,267,748
Class I:
Net Asset Value, offering price and redemption price per share ($2,262,436 ÷ 2,261,246.3 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($382 ÷ 381.5 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($4,791 ÷ 4,789.6 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($139 ÷ 138.7 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2017
Investment Income
Interest		$8,784
Income from Fidelity Central Funds		1,327
Total income		10,111
Expenses
Management fee	$2,287
Transfer agent fees	980
Distribution and service plan fees	90
Accounting fees and expenses	166
Custodian fees and expenses	14
Independent trustees' fees and expenses	7
Registration fees	133
Audit	44
Legal	4
Miscellaneous	5
Total expenses before reductions	3,730
Expense reductions	(731)	2,999
Net investment income (loss)		7,112
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17)
Fidelity Central Funds	3
Total net realized gain (loss)		(14)
Net increase in net assets resulting from operations		$7,098

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,112	$287
Net realized gain (loss)	(14)	459
Net increase in net assets resulting from operations	7,098	746
Distributions to shareholders from net investment income	(7,113)	(287)
Distributions to shareholders from net realized gain	(1,040)	(1,814)
Total distributions	(8,153)	(2,101)
Share transactions - net increase (decrease)	619,958	(817,108)
Total increase (decrease) in net assets	618,903	(818,463)
Net Assets
Beginning of period	1,648,845	2,467,308
End of period	$2,267,748	$1,648,845
Other Information
Distributions in excess of net investment income end of period	$(2)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Class I

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)	.001B	.001	–A	–A	–A
Total from investment operations	.005	.001	–A	–A	–A
Distributions from net investment income	(.004)	–A	–A	–A	–A
Distributions from net realized gain	(.001)	(.001)	–A	–A	–
Total distributions	(.005)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.50%	.08%	.03%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.18%	.05%	.06%	.11%	.18%
Expenses net of all reductions	.18%	.05%	.06%	.10%	.17%
Net investment income (loss)	.44%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,262	$1,429	$2,166	$2,055	$2,342

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Class II

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A
Total from investment operations	.003	.001	–A	–A	–A
Distributions from net investment income	(.003)	–A	–A	–A	–A
Distributions from net realized gain	(.001)	(.001)	–A	–A	–
Total distributions	(.003)B	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.35%	.08%	.03%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.33%	.06%	.06%	.11%	.17%
Expenses net of all reductions	.33%	.05%	.06%	.10%	.17%
Net investment income (loss)	.29%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–	$1	$12	$12	$12

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0027 and distributions from net realized gain of $.0007 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Class III

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)	.001B	.001	–A	–A	–A
Total from investment operations	.003	.001	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A
Distributions from net realized gain	(.001)	(.001)	–A	–A	–
Total distributions	(.003)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.25%	.08%	.03%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.39%	.06%	.06%	.11%	.17%
Expenses net of all reductions	.39%	.06%	.06%	.10%	.17%
Net investment income (loss)	.23%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$5	$215	$285	$275	$323

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Select Class

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A
Total from investment operations	.004	.001	–A	–A	–A
Distributions from net investment income	(.004)	–A	–A	–A	–A
Distributions from net realized gain	(.001)	(.001)	–A	–A	–
Total distributions	(.004)B	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.44%	.08%	.03%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.23%	.06%	.06%	.11%	.18%
Expenses net of all reductions	.23%	.06%	.06%	.11%	.18%
Net investment income (loss)	.39%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–	$4	$4	$7	$8

 A Amount represents less than $.0005 per share.

 B Total distributions of $.004 per share is comprised of distributions from net investment income of $.0037 and distributions from net realized gain of $.0007 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Prime Money Market Portfolio, Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio, Money Market Portfolio and Prime Reserves Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except for Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.

Money Market Portfolio offered Class F shares during the period June 26, 2009 through May 20, 2016, and all outstanding shares were redeemed by May 20, 2016. All current fiscal period dollar and share amounts for Money Market Portfolio Class F presented in the Notes to Financial Statements are for the period April 1, 2016 to May 20, 2016.

In accordance with amendments to Rule 2a-7 of the 1940 Act, Prime Money Market Portfolio and Prime Reserves Portfolio (the Institutional Funds) have each been designated an institutional money market fund, and effective October 3, 2016 the value of their shares are calculated to four decimal places that fluctuates based upon changes in the value of their investments.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Institutional Fund's investments to the Fair Value Committee (the Committee) established by the Institutional Funds' investment adviser. In accordance with valuation policies and procedures approved by the Board, each Institutional Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Institutional Funds' valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Institutional Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Prior to October 3, 2016, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities of each Institutional Fund were valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Effective October 3, 2016, valuation techniques used to value each Institutional Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio and Tax-Exempt Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Treasury Only Portfolio	$13,750,761	$–	$–	$–
Treasury Portfolio	18,858,275	–	–	–
Government Portfolio	94,372,667	–	–	–
Money Market Portfolio	17,701,329	–	–	–
Prime Money Market Portfolio	10,269,946	2,359	(55)	2,304
Prime Reserves Portfolio	1,416,763	149	(15)	134
Tax-Exempt Portfolio	2,231,928	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$–	$1	$–	$–	$–
Treasury Portfolio	–	191	–	–	–
Government Portfolio	–	–	–	(118)	–
Money Market Portfolio	–	842	–	–	–
Prime Money Market Portfolio	–	404	–	–	2,304
Prime Reserves Portfolio	–	1	–	–	134
Tax-Exempt Portfolio	52	–	–	(15)	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019
Government Portfolio	$(118)

No expiration
Short-term
Tax-Exempt Portfolio	$(15)

The tax character of distributions paid was as follows:

March 31, 2017
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$–	$31,217	$–	$31,217
Treasury Portfolio	–	46,502	–	46,502
Government Portfolio	–	273,207	–	273,207
Money Market Portfolio	–	126,160	–	126,160
Prime Money Market Portfolio	–	170,953	–	170,953
Prime Reserves Portfolio(a)	–	3,795	–	3,795
Tax-Exempt Portfolio	7,113	1,040	–	8,153

 (a) For the period June 2, 2016 (commencement of operations) to March 31, 2017.

March 31, 2016
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$–	$4,615	$–	$4,615
Treasury Portfolio	–	6,744	–	6,744
Government Portfolio	–	20,503	–	20,503
Money Market Portfolio	–	122,767	–	122,767
Prime Money Market Portfolio	–	101,456	–	101,456
Tax-Exempt Portfolio	287	–	1,814	2,101

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Prime Money Market Portfolio, Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$349	$17
Class III	2,204	648
Class IV	414	7
Select Class	80	34
	$3,047	$706
Treasury Portfolio:
Class II	$534	$43
Class III	6,350	1,839
Class IV	3,951	7
Select Class	151	20
	$10,986	$1,909
Government Portfolio:
Class II	$1,205	$616
Class III	6,291	2,029
Select Class	302	11
	$7,798	$2,656
Money Market Portfolio:
Class II	$55	$5
Class III	1,013	3
Select Class	26	19
	$1,094	$27
Prime Money Market Portfolio:
Class II	$266	$94
Class III	984	85
Class IV	262	–
Select Class	287	3
	$1,799	$182
Prime Reserves Portfolio:
Class II	$1	$1
Class III	3	2
Select Class	–(a)	–(a)
	$4	$3
Tax-Exempt Portfolio:
Class II	$1	$–(a)
Class III	89	4
Select Class	–(a)	–(a)
	$90	$4

 (a) In the amount of less than five hundred dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. FIIOC receives no fees for providing transfer agency services to Class F. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$5,198
Class II	140
Class III	529
Class IV	50
Select Class	96
Institutional Class	1,076
$7,089
Treasury Portfolio
Class I	$6,375
Class II	213
Class III	1,524
Class IV	474
Select Class	182
Institutional Class	1,504
$10,272
Government Portfolio
Class I	$18,107
Class II	482
Class III	1,510
Select Class	363
Institutional Class	13,770
$34,232
Money Market Portfolio
Class I	$5,606
Class II	22
Class III	243
Select Class	31
Class F	–
Institutional Class	3,543
$9,445
Prime Money Market Portfolio
Class I	$2,931
Class II	106
Class III	236
Class IV	31
Select Class	344
Institutional Class	8,225
$11,873
Prime Reserves Portfolio
Class I	$100
Class II	–(a)
Class III	–(a)
Select Class	1
Institutional Class	111
$212
Tax-Exempt Portfolio
Class I	$959
Class II	–(a)
Class III	21
Select Class	–(a)
$980

 (a) In the amount of less than five hundred dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio had no interfund loans outstanding. Money Market Portfolio Fund's open loans at period end are presented under the caption "Interfund Loans" in the Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	$13,428.73%
Prime Reserves Portfolio	Lender	11,993.68%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Government Portfolio	$3
Prime Money Market Portfolio	18

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$2,788
Class II	.33%	75
Class III	.43%	286
Class IV	.68%	36
Select Class	.23%	53
Institutional Class	.14%	1,506
Treasury Portfolio
Class I	.18%	$3,126
Class II	.33%	110
Class III	.43%	748
Class IV	.68%	236
Select Class	.23%	90
Institutional Class	.14%	1,979
Government Portfolio
Class I	.18%	$7,856
Class II	.33%	205
Class III	.43%	670
Select Class	.23%	157
Institutional Class	.14%	16,463
Money Market Portfolio
Class I	.18%	$2,779
Class II	.33%	11
Class III	.43%	121
Select Class	.23%	15
Class F	.14%	20
Institutional Class	.14%	4,706
Prime Money Market Portfolio
Class I	.18%	$1,303
Class II	.33%	48
Class III	.43%	93
Class IV	.68%	12
Select Class	.23%	144
Institutional Class	.14%	10,164
Prime Reserves Portfolio
Class I	.18%	$116
Class II	.33%	2
Class III	.43%	2
Select Class	.23%	2
Institutional Class	.14%	363
Tax-Exempt Portfolio
Class I	.18%	$691
Class II	.33%	–(a)
Class III	.43%	16
Select Class	.23%	–(a)

 (a) In the amount of less than five hundred dollars.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class II	$3
Class III	470
Class IV	253
Treasury Portfolio
Class II	$–(a)
Class III	978
Class IV	1,948
Government Portfolio
Class III	$116
Prime Money Market Portfolio
Class IV	$53
Prime Reserves Portfolio
Class III	$–(a)
Tax-Exempt Portfolio
Class III	$13

 (a) In the amount of less than five hundred dollars.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Only Portfolio	$36
Treasury Portfolio	–
Government Portfolio	–(a)
Money Market Portfolio	10
Prime Money Market Portfolio	8
Prime Reserves Portfolio	–(a)
Tax-Exempt Portfolio	11

 (a) In the amount of less than five hundred dollars.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2017	Year ended March 31, 2016
Treasury Only Portfolio
From net investment income
Class I	$19,836	$3,944
Class II	161	33
Class III	399	69
Class IV	8	33
Select Class	257	39
Institutional Class	10,556	497
Total	$31,217	$4,615
Treasury Portfolio
From net investment income
Class I	$27,548	$5,136
Class II	432	64
Class III	1,362	271
Class IV	90	69
Select Class	648	87
Institutional Class	16,422	1,117
Total	$46,502	$6,744
Government Portfolio
From net investment income
Class I	$97,048	$13,726
Class II	1,324	81
Class III	1,908	189
Select Class	1,728	117
Institutional Class	171,199	6,390
Total	$273,207	$20,503
Money Market Portfolio
From net investment income
Class I	$51,603	$39,384
Class II	128	59
Class III	681	437
Select Class	175	412
Class F	1,013	5,349
Institutional Class	72,560	77,126
Total	$126,160	$122,767
Prime Money Market Portfolio
From net investment income
Class I	$21,114	$17,794
Class II	500	178
Class III	628	324
Class IV	5	19
Select Class	2,111	1,387
Institutional Class	136,235	81,754
Total	$160,593	$101,456
From net realized gain
Class I	$1,805	$–
Class II	141	–
Class III	148	–
Select Class	20	–
Institutional Class	8,246	–
Total	$10,360	$–
Prime Reserves Portfolio(a)
From net investment income
Class I	$1,214	$–
Class II	3	–
Class III	3	–
Select Class	4	–
Institutional Class	2,571	–
Total	$3,795	$–
Tax-Exempt Portfolio
From net investment income
Class I	$7,094	$256
Class II	1	1
Class III	17	30
Select Class	1	–
Total	$7,113	$287
From net realized gain
Class I	$980	$1,590
Class II	–(b)	6
Class III	60	215
Select Class	–(b)	3
Total	$1,040	$1,814

 (a) Distributions are for the period June 2, 2016 (commencement of operations) to March 31, 2017.

 (b) In the amount of less than five hundred dollars.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

			Dollars	Dollars
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016
Treasury Only Portfolio
Class I
Shares sold	15,240,325	23,930,981	$15,240,325	$23,930,981
Reinvestment of distributions	12,773	2,493	12,773	2,493
Shares redeemed	(17,650,692)	(23,300,949)	(17,650,692)	(23,300,949)
Net increase (decrease)	(2,397,594)	632,525	$(2,397,594)	$632,525
Class II
Shares sold	297,056	468,539	$297,056	$468,539
Reinvestment of distributions	85	16	85	16
Shares redeemed	(445,655)	(471,381)	(445,655)	(471,381)
Net increase (decrease)	(148,514)	(2,826)	$(148,514)	$(2,826)
Class III
Shares sold	4,840,544	3,609,622	$4,840,544	$3,609,622
Reinvestment of distributions	184	22	184	22
Shares redeemed	(4,750,231)	(3,413,941)	(4,750,231)	(3,413,941)
Net increase (decrease)	90,497	195,703	$90,497	$195,703
Class IV
Shares sold	125,268	575,857	$125,268	$575,857
Reinvestment of distributions	8	33	8	33
Shares redeemed	(430,935)	(351,664)	(430,935)	(351,664)
Net increase (decrease)	(305,659)	224,226	$(305,659)	$224,226
Select Class
Shares sold	1,280,315	1,886,187	$1,280,315	$1,886,187
Reinvestment of distributions	145	33	145	33
Shares redeemed	(1,366,793)	(1,900,313)	(1,366,793)	(1,900,313)
Net increase (decrease)	(86,333)	(14,093)	$(86,333)	$(14,093)
Institutional Class
Shares sold	9,635,535	2,583,114	$9,635,535	$2,583,114
Reinvestment of distributions	5,228	334	5,228	334
Shares redeemed	(6,678,289)	(778,317)	(6,678,289)	(778,317)
Net increase (decrease)	2,962,474	1,805,131	$2,962,474	$1,805,131
Treasury Portfolio
Class I
Shares sold	80,854,303	77,692,489	$80,854,303	$77,692,489
Reinvestment of distributions	8,190	2,220	8,190	2,220
Shares redeemed	(82,194,540)	(79,782,544)	(82,194,540)	(79,782,544)
Net increase (decrease)	(1,332,047)	(2,087,835)	$(1,332,047)	$(2,087,835)
Class II
Shares sold	2,878,086	3,132,744	$2,878,086	$3,132,744
Reinvestment of distributions	13	1	13	1
Shares redeemed	(3,071,872)	(2,646,421)	(3,071,872)	(2,646,421)
Net increase (decrease)	(193,773)	486,324	$(193,773)	$486,324
Class III
Shares sold	8,729,467	8,969,249	$8,729,467	$8,969,249
Reinvestment of distributions	184	35	184	35
Shares redeemed	(9,027,771)	(8,974,000)	(9,027,771)	(8,974,000)
Net increase (decrease)	(298,120)	(4,716)	$(298,120)	$(4,716)
Class IV
Shares sold	931,051	1,359,716	$931,051	$1,359,716
Reinvestment of distributions	–(a)	–	–(a)	–
Shares redeemed	(1,042,845)	(1,075,523)	(1,042,845)	(1,075,523)
Net increase (decrease)	(111,794)	284,193	$(111,794)	$284,193
Select Class
Shares sold	1,653,663	1,469,924	$1,653,663	$1,469,924
Reinvestment of distributions	177	49	177	49
Shares redeemed	(1,665,048)	(1,407,519)	(1,665,048)	(1,407,519)
Net increase (decrease)	(11,208)	62,454	$(11,208)	$62,454
Institutional Class
Shares sold	47,643,870	8,440,821	$47,643,870	$8,440,821
Reinvestment of distributions	12,675	954	12,675	954
Shares redeemed	(44,216,941)	(5,906,037)	(44,216,941)	(5,906,037)
Net increase (decrease)	3,439,604	2,535,738	$3,439,604	$2,535,738
Government Portfolio
Class I
Shares sold	216,719,320	140,405,028	$216,719,320	$140,405,028
Reinvestment of distributions	26,560	5,103	26,560	5,103
Shares redeemed	(207,297,666)	(137,697,131)	(207,297,666)	(137,697,131)
Net increase (decrease)	9,448,214	2,713,000	$9,448,214	$2,713,000
Class II
Shares sold	6,254,053	7,709,478	$6,254,053	$7,709,478
Reinvestment of distributions	126	22	126	22
Shares redeemed	(5,830,322)	(7,763,586)	(5,830,322)	(7,763,586)
Net increase (decrease)	423,857	(54,086)	$423,857	$(54,086)
Class III
Shares sold	7,571,865	5,143,852	$7,571,865	$5,143,852
Reinvestment of distributions	728	43	728	43
Shares redeemed	(6,492,450)	(5,306,134)	(6,492,450)	(5,306,134)
Net increase (decrease)	1,080,143	(162,239)	$1,080,143	$(162,239)
Select Class
Shares sold	3,163,969	1,343,910	$3,163,969	$1,343,910
Reinvestment of distributions	1,025	74	1,025	74
Shares redeemed	(2,809,636)	(1,744,490)	(2,809,636)	(1,744,490)
Net increase (decrease)	355,358	(400,506)	$355,358	$(400,506)
Institutional Class
Shares sold	418,317,187	109,287,709	$418,317,187	$109,287,709
Reinvestment of distributions	113,432	4,948	113,432	4,948
Shares redeemed	(379,400,119)	(91,519,927)	(379,400,119)	(91,519,927)
Net increase (decrease)	39,030,500	17,772,730	$39,030,500	$17,772,730
Money Market Portfolio
Class I
Shares sold	11,251,590	98,348,331	$11,251,590	$98,348,331
Reinvestment of distributions	42,256	28,391	42,256	28,391
Shares redeemed	(23,578,146)	(100,118,863)	(23,578,146)	(100,118,863)
Net increase (decrease)	(12,284,300)	(1,742,141)	$(12,284,300)	$(1,742,141)
Class II
Shares sold	99,339	952,260	$99,339	$952,260
Reinvestment of distributions	115	45	115	45
Shares redeemed	(161,055)	(971,326)	(161,055)	(971,326)
Net increase (decrease)	(61,601)	(19,021)	$(61,601)	$(19,021)
Class III
Shares sold	1,252,013	8,694,671	$1,252,013	$8,694,671
Reinvestment of distributions	419	134	419	134
Shares redeemed	(2,290,247)	(9,019,943)	(2,290,247)	(9,019,943)
Net increase (decrease)	(1,037,815)	(325,138)	$(1,037,815)	$(325,138)
Select Class
Shares sold	224,289	888,733	$224,289	$888,733
Reinvestment of distributions	62	77	62	77
Shares redeemed	(435,943)	(1,071,857)	(435,943)	(1,071,857)
Net increase (decrease)	(211,592)	(183,047)	$(211,592)	$(183,047)
Class F
Shares sold	129,619	1,731,609	$129,619	$1,731,609
Reinvestment of distributions	713	5,349	713	5,349
Shares redeemed	(2,434,015)	(1,496,721)	(2,434,015)	(1,496,721)
Net increase (decrease)	(2,303,683)	240,237	$(2,303,683)	$240,237
Institutional Class
Shares sold	25,232,850	194,088,843	$25,232,850	$194,088,843
Reinvestment of distributions	61,995	54,657	61,995	54,657
Shares redeemed	(37,111,312)	(209,197,535)	(37,111,312)	(209,197,535)
Net increase (decrease)	(11,816,467)	(15,054,035)	$(11,816,467)	$(15,054,035)
Prime Money Market Portfolio
Class I
Shares sold	74,144,867	117,973,183	$74,146,617	$117,973,183
Reinvestment of distributions	8,804	6,449	8,805	6,449
Shares redeemed	(82,924,114)	(114,578,138)	(82,926,664)	(114,578,138)
Net increase (decrease)	(8,770,443)	3,401,494	$(8,771,242)	$3,401,494
Class II
Shares sold	3,641,037	1,906,686	$3,641,047	$1,906,686
Reinvestment of distributions	126	32	126	32
Shares redeemed	(3,858,268)	(2,115,257)	(3,858,336)	(2,115,257)
Net increase (decrease)	(217,105)	(208,539)	$(217,163)	$(208,539)
Class III
Shares sold	2,637,729	5,517,790	$2,637,736	$5,517,790
Reinvestment of distributions	136	62	136	62
Shares redeemed	(3,523,935)	(5,634,833)	(3,524,041)	(5,634,833)
Net increase (decrease)	(886,070)	(116,981)	$(886,169)	$(116,981)
Class IV
Shares sold	39,312	136,156	$39,312	$136,156
Reinvestment of distributions	5	19	5	19
Shares redeemed	(223,046)	(159,570)	(223,046)	(159,570)
Net increase (decrease)	(183,729)	(23,395)	$(183,729)	$(23,395)
Select Class
Shares sold	3,823,277	6,946,481	$3,823,282	$6,946,481
Reinvestment of distributions	1,007	587	1,007	587
Shares redeemed	(4,567,165)	(7,244,431)	(4,567,177)	(7,244,431)
Net increase (decrease)	(742,881)	(297,363)	$(742,888)	$(297,363)
Institutional Class
Shares sold	236,441,408	505,615,310	$236,454,059	$505,615,310
Reinvestment of distributions	84,139	48,811	84,149	48,811
Shares redeemed	(273,660,217)	(491,707,571)	(273,673,354)	(491,707,571)
Net increase (decrease)	(37,134,670)	13,956,550	$(37,135,146)	$13,956,550
Prime Reserves Portfolio(b)
Class I
Shares sold	694,526	–	$694,596	$–
Reinvestment of distributions	744	–	744	–
Shares redeemed	(155,762)	–	(155,776)	–
Net increase (decrease)	539,508	–	$539,564	$–
Class II
Shares sold	1,000	–	$1,000	$–
Reinvestment of distributions	3	–	3	–
Net increase (decrease)	1,003	–	$1,003	$–
Class III
Shares sold	1,000	–	$1,000	$–
Reinvestment of distributions	3	–	3	–
Shares redeemed	–(a)	–	–(a)	–
Net increase (decrease)	1,003	–	$1,003	$–
Select Class
Shares sold	1,443	–	$1,443	$–
Reinvestment of distributions	4	–	4	–
Net increase (decrease)	1,447	–	$1,447	$–
Institutional Class
Shares sold	1,676,735	–	$1,676,859	$–
Reinvestment of distributions	2,323	–	2,324	–
Shares redeemed	(714,231)	–	(714,266)	–
Net increase (decrease)	964,827	–	$964,917	$–
Tax-Exempt Portfolio
Class I
Shares sold	2,969,785	3,853,663	$2,969,785	$3,853,663
Reinvestment of distributions	5,765	864	5,765	864
Shares redeemed	(2,141,221)	(4,589,991)	(2,141,221)	(4,589,991)
Net increase (decrease)	834,329	(735,464)	$834,329	$(735,464)
Class II
Shares sold	67	398	$67	$398
Reinvestment of distributions	2	7	2	7
Shares redeemed	(447)	(12,033)	(447)	(12,033)
Net increase (decrease)	(378)	(11,628)	$(378)	$(11,628)
Class III
Shares sold	115,337	2,845,086	$115,337	$2,845,086
Reinvestment of distributions	33	74	33	74
Shares redeemed	(325,665)	(2,914,558)	(325,665)	(2,914,558)
Net increase (decrease)	(210,295)	(69,398)	$(210,295)	$(69,398)
Select Class
Shares sold	2,063	30,765	$2,063	$30,765
Reinvestment of distributions	1	1	1	1
Shares redeemed	(5,762)	(31,384)	(5,762)	(31,384)
Net increase (decrease)	(3,698)	(618)	$(3,698)	$(618)

 (a) In the amount of less than five hundred dollars.

 (b) Share transactions are for the period June 2, 2016 (commencement of operations) to March 31, 2017.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio (the Funds), each a fund of the Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2017, and the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio as of March 31, 2017, the results of their operations for the year or period then ended, and the changes in their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2015

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Treasury Only Portfolio
Class I	.18%
Actual		$1,000.00	$1,001.50	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,000.80	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.41%
Actual		$1,000.00	$1,000.40	$2.04
Hypothetical-C		$1,000.00	$1,022.89	$2.07
Class IV	.48%
Actual		$1,000.00	$1,000.00	$2.39
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Select Class	.23%
Actual		$1,000.00	$1,001.30	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,001.70	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Treasury Portfolio
Class I	.18%
Actual		$1,000.00	$1,001.70	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,000.90	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.42%
Actual		$1,000.00	$1,000.50	$2.09
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class IV	.50%
Actual		$1,000.00	$1,000.10	$2.49
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Select Class	.23%
Actual		$1,000.00	$1,001.40	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,001.90	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Government Portfolio
Class I	.18%
Actual		$1,000.00	$1,001.90	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,001.10	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,000.60	$2.14
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Select Class	.23%
Actual		$1,000.00	$1,001.60	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,002.10	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,004.10	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,003.40	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,002.90	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Select Class	.23%
Actual		$1,000.00	$1,003.90	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,004.30	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Prime Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,004.10	$.91
Hypothetical-C		$1,000.00	$1,024.93	$.92
Class II	.33%
Actual		$1,000.00	$1,003.30	$1.65
Hypothetical-C		$1,000.00	$1,024.93	$1.67
Class III	.43%
Actual		$1,000.00	$1,002.80	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Class IV	.68%
Actual		$1,000.00	$1,002.10	$3.39
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Select Class	.23%
Actual		$1,000.00	$1,004.00	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,004.20	$.70
Hypothetical-C		$1,000.00	$1,024.93	$.70
Prime Reserves Portfolio
Class I	.18%
Actual		$1,000.00	$1,003.70	$.90
Hypothetical-C		$1,000.00	$1,024.93	$.91
Class II	.33%
Actual		$1,000.00	$1,003.00	$1.65
Hypothetical-C		$1,000.00	$1,024.93	$1.67
Class III	.43%
Actual		$1,000.00	$1,002.50	$2.15
Hypothetical-C		$1,000.00	$1,024.93	$2.17
Select Class	.23%
Actual		$1,000.00	$1,003.50	$1.15
Hypothetical-C		$1,000.00	$1,024.93	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,003.90	$.70
Hypothetical-C		$1,000.00	$1,024.93	$.71
Tax-Exempt Portfolio
Class I	.18%
Actual		$1,000.00	$1,002.70	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,001.90	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,001.40	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Select Class	.23%
Actual		$1,000.00	$1,002.40	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Treasury Only Portfolio	$98
Treasury Portfolio	$14,786
Money Market Portfolio	$507,605
Prime Money Market Portfolio	$492,695

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Treasury Only Portfolio	100%
Treasury Portfolio	70.13%
Government Portfolio	64.61%
Money Market Portfolio	2.27%
Prime Money Market Portfolio	2.94%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2017 to March 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$11,515,897
Treasury Portfolio	$16,210,573
Government Portfolio	$115,375,514
Money Market Portfolio	$29,724,625
Prime Money Market Portfolio	$16,178,306
Prime Reserves Portfolio	$1,984,884

During fiscal year ended 2017, 100% of Tax-Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the funds income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

IMM-ANN-0517
1.701843.119

Item 2.

Code of Ethics

As of the end of the period, March 31, 2017, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$39,000	$-	$5,200	$1,200
Money Market Portfolio	$38,000	$-	$5,200	$1,100
Prime Money Market Portfolio	$38,000	$-	$5,200	$2,100
Prime Reserves Portfolio	$32,000	$-	$4,900	$700
Tax-Exempt Portfolio	$32,000	$-	$5,200	$1,000
Treasury Only Portfolio	$33,000	$-	$5,200	$1,000
Treasury Portfolio	$39,000	$-	$5,200	$1,200

March 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$42,000	$-	$5,200	$1,500
Money Market Portfolio	$40,000	$-	$5,200	$6,300
Prime Money Market Portfolio	$80,000	$-	$5,200	$2,400
Prime Reserves Portfolio	$-	$-	$-	$-
Tax-Exempt Portfolio	$34,000	$-	$5,200	$1,100
Treasury Only Portfolio	$35,000	$-	$5,200	$2,400
Treasury Portfolio	$41,000	$-	$5,200	$3,200

A Amounts may reflect rounding.

B  Prime Reserves Portfolio commenced operations on June 2, 2016.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2017A,B	March 31, 2016A,B
Audit-Related Fees	$-	$40,000
Tax Fees	$5,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Prime Reserves Portfolio’s commencement operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2017 A,B	March 31, 2016 A,B
Deloitte Entities	$390,000	$145,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Prime Reserves Portfolio’s commencement operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2017